UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2013 – JUNE 30, 2013

                                             (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SAR009-0613

Managers Funds

Semi-Annual Report—June 30, 2013 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers AMG Chicago Equity Partners Balanced Fund	5

Managers High Yield Fund	13

Managers AMG GW&K Fixed Income Fund	26

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	30

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	33
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	35
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	36
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	38
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	43

NOTES TO FINANCIAL STATEMENTS	44
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	52

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2013	Expense Ratio for the Period	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expenses Paid During the Period*
Managers AMG Chicago Equity Partners Balanced Fund

Investor Class
Based on Actual Fund Return	1.09%	$1,000	$1,068	$5.59
Hypothetical (5% return before expenses)	1.09%	$1,000	$1,019	$5.46

Service Class
Based on Actual Fund Return	0.93%	$1,000	$1,070	$4.77
Hypothetical (5% return before expenses)	0.93%	$1,000	$1,020	$4.66

Institutional Class
Based on Actual Fund Return	0.84%	$1,000	$1,069	$4.31
Hypothetical (5% return before expenses)	0.84%	$1,000	$1,021	$4.21

Managers High Yield Fund

Investor Class
Based on Actual Fund Return	1.15%	$1,000	$1,008	$5.73
Hypothetical (5% return before expenses)	1.15%	$1,000	$1,019	$5.76

Institutional Class
Based on Actual Fund Return	0.90%	$1,000	$1,009	$4.49
Hypothetical (5% return before expenses)	0.90%	$1,000	$1,020	$4.51

Managers AMG GW&K Fixed Income Fund

Investor Class
Based on Actual Fund Return	0.84%	$1,000	$980	$4.12
Hypothetical (5% return before expenses)	0.84%	$1,000	$1,021	$4.21

Service Class
Based on Actual Fund Return	0.68%	$1,000	$981	$3.36
Hypothetical (5% return before expenses)	0.68%	$1,000	$1,021	$3.43

Class C
Based on Actual Fund Return	1.59%	$1,000	$976	$7.79
Hypothetical (5% return before expenses)	1.59%	$1,000	$1,017	$7.95

Institutional Class
Based on Actual Fund Return	0.59%	$1,000	$981	$2.90
Hypothetical (5% return before expenses)	0.59%	$1,000	$1,022	$2.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

Fund Performance

Periods ended June 30, 2013 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2013.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
Managers AMG Chicago Equity Partners Balanced Fund[2,3,4,5]
Investor Class[7]	6.76%	10.76%	7.33%	7.38%	7.74%	01/02/97
Service Class	6.97%	—	—	—	6.50%	11/30/12
Institutional Class	6.91%	10.99%	7.60%	7.70%	8.15%	01/02/97
60% Russell 1000® Index/40% Barclays U.S. Aggregate Index[6]	7.15%	12.05%	6.80%	6.70%	6.88%	01/02/97	†

Managers High Yield Fund[2,8,9,10]
Investor Class[7]	0.76%	8.27%	8.73%	7.70%	6.77%	01/02/98
Institutional Class	0.91%	8.52%	9.09%	8.03%	6.89%	03/02/98
Barclays U.S. Corporate High Yield Bond[11]	1.42%	9.49%	10.94%	8.91%	6.96%	01/02/98	†

Managers AMG GW&K Fixed Income Fund[2,8,12,13]
Investor Class[14]	(1.97)%	2.26%	6.37%	5.51%	6.23%	01/02/97
Service Class	(1.86)%	—	—	—	(1.60)%	11/30/12
Class C15	(2.44)%	1.49%	5.58%	4.75%	5.44%	03/02/98
Institutional Class	(1.93)%	2.43%	6.64%	5.81%	6.65%	01/02/97
Barclays U.S. Aggregate Bond Index[16]	(2.44)%	(0.69)%	5.19%	4.52%	5.84%	01/02/97	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money.

*	Not annualized.
†	Date reflects inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2013. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall. The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Investments in foreign securities, even though publicly traded in the United States, may involve risks with are in addition to those inherent in domestic investments.

[4]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[5]

The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.

[6]

The benchmark is composed of 60% Russell 1000® Index and 40% Barclays U.S. Aggregate Bond Index. The Russell 1000® Index measures the performance of approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® represents approximately 92% of the U.S. Market. The Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Indices are unmanaged, are not available for investment, and do not incur expenses.

[7]	As of December 1, 2012 the Fund’s Class A shares were renamed Investor Class Shares. Additionally, the Fund’s Class C shares converted to Investor Class shares.
[8]

Fixed income funds are subject to risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of a fixed income investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[9]

The Fund holds securities in which the issuer of the security may default or otherwise be unable to honor a financial obligation. The Fund holds securities rated below investment grade that are especially susceptible to this risk. These issuers may be involved in bankruptcy proceedings,

Fund Performance

Periods ended June 30, 2013 (unaudited)

reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.
[10]	A short-term redemption fee will be changed on shares held for less than 90 days.
[11]

The Barclays U.S. Corporate High Yield Bond is a total return performance benchmark for fixed income securities having a maximum quality rating of Ba1 (as determined by Moody’s Investors Service, Inc.). Unlike the Fund, the Barclays U.S. Corporate High Yield Bond is unmanaged, is not available for investment, and does not incur expenses.

[12]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.
[13]	Market risk associated with equity securities may become more pronounced for the Fund.
[14]	As of December 1, 2012 the Fund’s Class A were renamed Investor Class shares. Additionally, the Fund’s Class B shares converted to Investor Class shares.
[15]	Closed to new investments.
[16]

The Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade, fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Index are registered trademarks of Russell Investments. Russell® is a registered trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

Managers AMG Chicago Equity Partners Balanced Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

Industry	Managers AMG Chicago Equity Partners Balanced Fund**
U.S. Government and Agency Obligations	38.3%
Information Technology	13.0%
Consumer Discretionary	9.3%
Health Care	7.8%
Financials	7.7%
Industrials	6.2%
Consumer Staples	6.2%
Energy	4.3%
Utilities	1.9%
Telecommunication Services	1.9%
Materials	1.9%
Other Assets and Liabilities	1.5%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	%of Net Assets
U.S. Treasury Notes, 2.625%, 08/15/20*	3.9%
U.S. Treasury Bonds, 4.750%, 02/15/41*	3.2
FHLMC, 4.750%, 11/17/15	3.1
U.S. Treasury Notes, 0.750%, 03/31/18	2.9
U.S. Treasury Notes, 1.000%, 03/31/17*	2.6
U.S. Treasury Notes, 0.250%, 10/31/13	1.8
U.S. Treasury Notes, 3.625%, 02/15/20	1.6
Exxon Mobil Corp.*	1.6
Coca-Cola Co., The	1.3
FHLMC, 2.500%, 05/27/16*	1.2
Top Ten as a Group	23.2%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 59.0%

Consumer Discretionary - 9.3%
AMC Networks, Inc., Class A*	1,750	$114,468
American Eagle Outfitters, Inc.	3,600	65,736
Bally Technologies, Inc.*,1	3,350	189,007
CBS Corp., Class B	5,700	278,559
Charter Communications, Inc., Class A*	1,400	173,390
Comcast Corp., Class A	2,800	117,264
Dillard’s, Inc., Class A	1,500	122,955
Expedia, Inc.	3,325	199,999
GameStop Corp., Class A	1,400	58,842
Gap, Inc., The	6,200	258,726
Hanesbrands, Inc.	1,600	82,272
Home Depot, Inc., The	6,175	478,365
Liberty Interactive Corp., Class A*	5,175	119,077
Mattel, Inc.	6,000	271,860
Michael Kors Holdings, Ltd.*	3,600	223,272
Netflix, Inc.*	400	84,436
Newell Rubbermaid, Inc.	4,950	129,938
Polaris Industries, Inc.	455	43,225
priceline.com, Inc.*	130	107,527
PulteGroup, Inc.*	10,425	197,762
Royal Caribbean Cruises, Ltd.*	2,825	94,186
Staples, Inc.	2,800	44,408
Thomson Reuters Corp.	400	13,028
Thor Industries, Inc.	1,100	54,098
TJX Cos., Inc.	2,375	118,893
Walt Disney Co., The	275	17,366
Total Consumer Discretionary		3,658,659

Consumer Staples - 6.2%
Altria Group, Inc.	2,275	79,602
Archer-Daniels-Midland Co.	1,275	43,235
Brown-Forman Corp., Class B	1,850	124,968
Coca-Cola Co., The	13,050	523,436
Coca-Cola Enterprises, Inc.	475	16,701
Costco Wholesale Corp.	2,200	243,254
CVS Caremark Corp.	2,600	148,668
Dean Foods Co.*	850	8,517
Dr Pepper Snapple Group, Inc.	450	20,669
Green Mountain Coffee Roasters, Inc.*	3,225	242,069
Hershey Co., The	1,000	89,280
Hillshire Brands Co.	2,300	76,084
Kimberly-Clark Corp.	400	38,856

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 6.2% (continued)
Kroger Co., The	1,025	$35,404
Nu Skin Enterprises, Inc., Class A	2,200	134,464
PepsiCo, Inc.	200	16,358
Philip Morris International, Inc.	500	43,310
Procter & Gamble Co., The	695	53,508
Reynolds American, Inc.	4,900	237,013
Safeway, Inc.	1,700	40,222
WhiteWave Foods Co., Class A*,1	217	3,526
WhiteWave Foods Co., Class B*	309	4,697
Whole Foods Market, Inc.	4,150	213,642
Total Consumer Staples		2,437,483

Energy - 4.3%
Cabot Oil & Gas Corp.	6,470	459,499
Chevron Corp.	1,250	147,925
Diamond Offshore Drilling, Inc.[1]	1,450	99,746
EQT Corp.	125	9,921
Exxon Mobil Corp.	6,895	622,963
Halliburton Co.	4,000	166,880
Kosmos Energy, Ltd.*	2,400	24,384
Murphy Oil Corp.	1,825	111,124
Patterson-UTI Energy, Inc.	1,400	27,097
Valero Energy Corp.	1,025	35,639
Total Energy		1,705,178

Financials - 7.6%
Allstate Corp., The	1,550	74,586
American International Group, Inc.*	3,200	143,040
Axis Capital Holdings, Ltd.*	200	9,156
Bank of America Corp.	14,600	187,756
BlackRock, Inc.	410	105,309
Capitol Federal Financial, Inc.	2,400	29,136
CME Group, Inc.	1,530	116,249
Comerica, Inc.	2,500	99,575
Discover Financial Services	600	28,584
Everest Re Group, Ltd.	400	51,304
Extra Space Storage, Inc.	2,875	120,549
Fidelity National Financial, Inc., Class A	2,125	50,596
First Horizon National Corp.	4,250	47,600
Goldman Sachs Group, Inc., The	500	75,625
JPMorgan Chase & Co.	5,123	270,443
Lincoln National Corp.	475	17,323
M&T Bank Corp.	75	8,381
Moody’s Corp.	1,450	88,349
NYSE Euronext	1,425	58,995

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 7.6% (continued)
Public Storage	675	$103,498
SLM Corp.	3,100	70,866
St Joe Co., The*,1	1,025	21,576
State Street Corp.	2,600	169,546
SunTrust Banks, Inc.	4,075	128,648
Travelers Cos., Inc., The	3,575	285,714
US Bancorp	2,300	83,145
Waddell & Reed Financial, Inc., Class A	700	30,450
Wells Fargo & Co.	1,325	54,683
Weyerhaeuser Co.	11,675	332,621
XL Group PLC*	4,250	128,860
Total Financials		2,992,163

Health Care - 7.8%
Abbott Laboratories	650	22,672
AbbVie, Inc.	2,150	88,881
Actavis, Inc.*	400	50,488
Aetna, Inc.	525	33,359
Alexion Pharmaceuticals, Inc.*	625	57,650
Amgen, Inc.	3,598	354,979
Celgene Corp.*	275	32,150
Cooper Cos., Inc., The	250	29,763
DaVita Health Care Partners, Inc.*	475	57,380
Eli Lilly & Co.	5,400	265,248
Illumina, Inc.*	1,400	104,776
Johnson & Johnson	2,650	227,529
Medtronic, Inc.	300	15,441
Merck & Co., Inc.	5,450	253,153
Mylan, Inc.*	8,125	252,119
Patterson Cos., Inc.	1,925	72,380
Pfizer, Inc.	4,757	133,244
Regeneron Pharmaceuticals, Inc.*	1,495	336,196
ResMed, Inc.[1]	6,125	276,421
Salix Pharmaceuticals, Ltd.*	475	31,421
St Jude Medical, Inc.	2,725	124,342
Stryker Corp.	300	19,404
Warner Chilcott PLC, Class A*	5,050	100,394
Zimmer Holdings, Inc.	1,550	116,157
Total Health Care		3,055,547

Industrials - 5.4%
AECOM Technology Corp.*	400	12,716
B/E Aerospace, Inc.*	325	20,501
Colfax Corp.*	3,750	195,413
Con-way, Inc.	1,725	67,206
Crane Co.	1,250	74,900

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 5.4% (continued)
Delta Air Lines, Inc.*	2,200	$41,162
General Dynamics Corp.	300	23,499
Graco, Inc.	800	50,568
Honeywell International, Inc.	400	31,736
ITT Corp.	2,400	70,584
Nordson Corp.	950	65,845
Northrop Grumman Corp.	3,700	306,360
Rockwell Automation, Inc.	375	31,178
RR Donnelley & Sons Co.[1]	650	9,107
SPX Corp.	1,300	93,574
TransDigm Group, Inc.	1,475	231,236
Union Pacific Corp.	2,525	389,557
United Technologies Corp.	1,000	92,940
Valmont Industries, Inc.	700	100,163
WW Grainger, Inc.	870	219,397
Total Industrials		2,127,642

Information Technology - 13.0%
Accenture PLC, Class A	4,225	304,031
Adobe Systems, Inc.*	6,000	273,360
Akamai Technologies, Inc.*	5,375	228,706
Amphenol Corp., Class A	2,725	212,387
AOL, Inc.*	2,200	80,256
Apple, Inc.	1,145	453,512
Avago Technologies, Ltd.*	3,475	129,896
Brocade Communications Systems, Inc.*	29,250	168,480
Cadence Design Systems, Inc.*	13,050	188,964
Cisco Systems, Inc.	12,025	292,328
Computer Sciences Corp.	2,650	115,991
CoreLogic, Inc.*	400	9,268
DST Systems, Inc.	900	58,797
eBay, Inc.*	1,800	93,096
First Solar, Inc.*,1	450	20,129
FleetCor Technologies, Inc.*	1,625	132,113
Freescale Semiconductor, Ltd.*	5,300	71,815
Google, Inc., Class A*	100	88,037
Harris Corp.	2,150	105,888
Hewlett-Packard Co.	2,800	69,440
International Business Machines Corp.	990	189,199
International Rectifier Corp.*	2,000	41,880
Jack Henry & Associates, Inc.	2,000	94,260
Lender Processing Services, Inc.	2,250	72,788
LinkedIn Corp., Class A*	650	115,895
Microchip Technology, Inc.	600	22,350
Microsoft Corp.	700	24,171

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 13.0% (continued)
NCR Corp.*	7,900	$260,621
NetApp, Inc.*	500	18,890
Oracle Corp.	2,800	86,016
SolarWinds, Inc.*	3,650	141,657
Splunk, Inc.*	1,500	69,540
Stratasys, Ltd.*,1	3,100	259,594
Synopsys, Inc.*	2,200	78,650
Texas Instruments, Inc.	1,600	55,792
Visa, Inc., Class A	2,375	434,031
Vishay Intertechnology, Inc.*	800	11,112
Western Digital Corp.	800	49,672
Total Information Technology		5,122,612

Materials - 1.9%
CF Industries Holdings, Inc.	270	46,305
Commercial Metals Co.	2,325	34,340
Greif, Inc.	500	26,335
LyondellBasell Industries N.V., Class A*	2,150	142,459
Monsanto Co.	1,600	158,080
Packaging Corp. Of America	800	39,168
PPG Industries, Inc.	225	32,942
Westlake Chemical Corp.	2,675	257,897
Total Materials		737,526

Telecommunication Services - 1.9%
AT&T, Inc.	8,700	307,980
SBA Communications Corp., Class A*	2,800	207,536
Verizon Communications, Inc.	4,450	224,013
Total Telecommunication Services		739,529

Utilities - 1.6%
Ameren Corp.	4,950	170,478
American Water Works Co, Inc.	5,275	217,488
Integrys Energy Group,, Inc.	975	57,067
National Fuel Gas Co.	275	15,936
Public Service Enterprise Group, Inc.	2,350	76,751
Questar Corp.	2,925	69,761
Vectren Corp.	925	31,293
Total Utilities		638,774

Total Common Stocks (cost $20,412,082)		23,215,113

	Principal Amount
Corporate Bonds and Notes - 1.2%

Financials - 0.1%
American Express Co., 7.250%, 05/20/14	$40,000	42,309
General Electric Capital Corp., MTN, Series A, 6.750%, 03/15/32	10,000	12,024
Total Financials		54,333

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 0.8%
Altria Group, Inc., 9.700%, 11/10/18	$7,000	$9,316
AT&T, Inc., 5.100%, 09/15/14	70,000	73,572
ConocoPhillips, 4.600%, 01/15/15	15,000	15,910
International Business Machines Corp., 4.000%, 06/20/42	16,000	15,077
Kellogg Co., Series B, 7.450%, 04/01/31	15,000	19,409
McDonald’s Corp., Series MTN, 6.300%, 10/15/37	15,000	18,828
PepsiCo, Inc., 2.500%, 05/10/16	35,000	36,443
Pfizer, Inc., 6.200%, 03/15/19	20,000	24,147
United Parcel Service, Inc., 6.200%, 01/15/38	20,000	24,909
Verizon Communications, Inc., 3.000%, 04/01/16	35,000	36,609
Wal-Mart Stores, Inc., 6.500%, 08/15/37	20,000	25,357
Total Industrials		299,577

Utilities - 0.3%
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	15,000	19,437
Dominion Resources, Inc., 4.450%, 03/15/21	10,000	10,809
Duke Energy Corp., 3.550%, 09/15/21	20,000	20,009
Georgia Power Co., 5.400%, 06/01/40	15,000	16,203
TransCanada PipeLines, Ltd.,
3.800%, 10/01/20	20,000	21,097
4.875%, 01/15/15	40,000	42,418
Total Utilities		129,973

Total Corporate Bonds and Notes (cost $459,883)		483,883

U.S. Government and Agency Obligations - 38.3%

Federal Home Loan Banks - 0.5%
FHLB, 5.375%, 05/18/16	185,000	209,510

Federal Home Loan Mortgage Corporation - 7.3%
FHLMC,
0.875%, 10/28/13	95,000	95,235
2.500%, 05/27/16	460,000	483,379
3.000%, 03/01/43	286,227	279,510
3.500%, 03/01/42	160,131	162,473
4.500%, 11/01/24 to 11/01/39	367,096	386,623
4.750%, 11/17/15	1,110,000	1,220,405
5.000%, 12/01/20	24,007	25,722
5.500%, 04/01/38	94,794	101,852
6.000%, 01/01/38 to 06/01/38	110,077	119,421
Total Federal Home Loan Mortgage Corporation		2,874,620

Federal National Mortgage Association - 13.0%
FNMA,
2.500%, 04/01/22 to 04/01/23	906,652	932,095
3.000%, 03/01/42 to 05/01/43	854,246	836,079
3.500%, 09/01/25 to 04/01/42	404,714	415,941
4.000%, 08/01/19 to 12/01/41	577,697	605,779

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 13.0% (continued)
FNMA,
4.500%, 11/01/19 to 05/01/41	$537,167	$569,802
5.000%, 05/11/17 to 08/01/41	748,862	832,661
5.375%, 07/15/16 to 06/12/17	545,000	627,538
5.500%, 02/01/22 to 06/01/38	163,510	177,387
6.000%, 03/01/37 to 06/01/38	70,649	77,393
6.500%, 03/01/37	19,531	21,806
Total Federal National Mortgage Association		5,096,481

United States Treasury Securities - 17.5%
U.S. Treasury Bonds, 4.750%, 02/15/41	1,010,000	1,255,556
U.S. Treasury Notes,
0.250%, 10/31/13	725,000	725,410
0.375%, 07/31/13	85,000	85,023
0.625%, 07/15/14	200,000	200,887
0.750%, 03/31/18	1,170,000	1,138,876
1.000%, 03/31/17	1,030,000	1,031,127
2.625%, 08/15/20	1,485,000	1,552,230
3.125%, 05/15/21	250,000	268,526
3.625%, 02/15/20	580,000	647,130
Total United States Treasury Securities		6,904,765

Total U.S. Government and Agency Obligations (cost $15,294,751)		15,085,376

Short-Term Investments - 3.0%

Repurchase Agreements - 1.8%[2]
Merrill Lynch, Pierce, Fenner and Smith Inc., dated 06/28/13, due 07/01/13, 0.150%, total to be received $718,081 (secured by various U.S. Government Agency Obligations, 2.000% - 9.500%, 04/01/14 - 01/01/52, totaling $732,433)	718,072	718,072

	Shares
Other Investment Companies - 1.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	450,466	450,466
Total Short-Term Investments (cost $1,168,538)		1,168,538

Total Investments - 101.5% (cost $37,335,254)		39,952,910
Other Assets, less Liabilities - (1.5)%		(592,559)
Net Assets - 100.0%		$39,360,351

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

Industry	Managers High Yield Fund**
Industrials	83.2%
Financials	6.1%
Utilities	1.6%
Bank Loan Obligations	1.1%
Energy	0.0%#
Materials	0.0%#
Other Assets and Liabilities	8.0%

**	As a percentage of net assets
#	Rounds to less than 0.1%

Rating	Managers High Yield Fund†
Baa	2.4%
Ba	28.9%
B	55.0%
Caa	12.1%
Not Rated	1.6%

†	As a percentage of market value of fixed income securities.

Chart does not include equity securities.

Top Ten Holdings (unaudited)

Security Name	%of Net Assets
Sprint Capital Corp., 8.750%, 03/15/32*	1.7%
HCA, Inc., 7.500%, 02/15/22*	1.2
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.000%, 04/15/19*	1.1
Ally Financial, Inc., 6.250%, 12/01/17*	1.0
DISH DBS Corp., 7.875%, 09/01/19*	1.0
International Lease Finance Corp., 8.750%, 03/15/17*	1.0
First Data Corp., 8.750%, 01/15/22*	0.9
MGM Resorts International, 8.625%, 02/01/19	0.9
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	0.9
HCA Holdings, Inc., 7.750%, 05/15/21*	0.7

Top Ten as a Group	10.4%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers High Yield Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Principal Amount	Value
Bank Loan Obligations - 1.1%
Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, 5.443%, 01/28/18 (07/25/13)[4]	$70,221	$62,207
Clear Channel Communications, Inc., Term Loan B, 3.845%, 01/29/16 (07/31/13)[4]	11,841	10,859
Clear Channel Communications, Inc., Term Loan D, 6.945%, 01/23/19 (07/31/13)	34,927	31,926
Integra Telecom Holdings, Term Loan,
5.250%, 02/22/19 (07/31/13)	65,000	65,880
5.250%, 02/22/19 (09/30/13)	64,675	65,551
SUPERVALU, Inc. Term Loan B, 5.000%, 03/21/19 (09/30/13)	104,655	104,175
Vertafore, Inc., 2nd Lien Term Loan, 9.750%, 10/29/17 (09/30/13)[4]	45,000	45,928
Total Bank Loan Obligations (cost $369,371)		386,526

	Shares
Common Stocks - 0.0%#
GMX Resources, Inc. (Energy)*,5	166	28
LyondellBasell Industries N.V., Class A (Materials)*	3	199
Total Common Stocks (cost $2,156)		227

	Principal Amount
Corporate Bonds and Notes - 90.9%

Financials - 6.1%
Ally Financial, Inc.,
5.500%, 02/15/17	$115,000	120,644
6.250%, 12/01/17	325,000	348,894
Bank of America Corp., Series K, 8.000%, 12/29/49[6]	145,000	162,238
CIT Group, Inc.,
4.250%, 08/15/17	95,000	95,831
5.000%, 05/15/17	55,000	56,444
5.250%, 03/15/18	110,000	113,575
Corrections Corp. of America,
4.125%, 04/01/20 (a)	35,000	34,300
4.625%, 05/01/23 (a)	20,000	19,650
General Motors Financial Co., Inc.,
2.750%, 05/15/16 (a)	30,000	29,569
3.250%, 05/15/18 (a)	15,000	14,625
4.250%, 05/15/23 (a)	30,000	28,013
International Lease Finance Corp.,
5.875%, 04/01/19	125,000	126,875
6.250%, 05/15/19	35,000	36,138
8.750%, 03/15/17 (b)	290,000	324,438
Nuveen Investments, Inc., 9.500%, 10/15/20 (a)	80,000	80,000
Realogy Corp.,
7.625%, 01/15/20 (a)	65,000	70,688
7.875%, 02/15/19 (a)	110,000	116,600
Serta Simmons Holdings LLC, 8.125%, 10/01/20 (a)	180,000	184,050

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 6.1% (continued)
Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	$75,000	$77,250
Total Financials		2,039,822

Industrials - 83.2%
313 Group, Inc., 6.375%, 12/01/19 (a)	55,000	52,525
Academy, Ltd. / Academy Finance Corp., 9.250%, 08/01/19 (a)	60,000	66,750
Accellent, Inc.,
8.375%, 02/01/17	80,000	83,200
10.000%, 11/01/17	85,000	78,625
Access Midstream Partners, L.P. / ACMP Finance Corp.,
4.875%, 05/15/23	40,000	37,300
6.125%, 07/15/22	50,000	50,875
ACCO Brands Corp., 6.750%, 04/30/20	75,000	75,844
ADS Waste Holdings, Inc., 8.250%, 10/01/20 (a)	70,000	71,750
Aircastle, Ltd.,
6.750%, 04/15/17	30,000	31,650
7.625%, 04/15/20	35,000	38,675
9.750%, 08/01/18[1]	75,000	82,500
Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	160,000	122,000
Alere, Inc., 6.500%, 06/15/20 (a)	20,000	19,475
Allison Transmission, Inc., 7.125%, 05/15/19 (a)	100,000	106,250
AMC Entertainment, Inc.,
8.750%, 06/01/19	40,000	43,000
9.750%, 12/01/20	115,000	130,813
American Axle & Manufacturing, Inc.,
6.250%, 03/15/21	35,000	35,744
7.750%, 11/15/19	25,000	27,625
American Tire Distributors, Inc., 9.750%, 06/01/17	55,000	58,300
Amkor Technology, Inc.,
6.375%, 10/01/22 (a)	30,000	29,550
7.375%, 05/01/18	55,000	57,475
Amsted Industries, Inc., 8.125%, 03/15/18 (a)	30,000	31,800
Anixter, Inc., 5.625%, 05/01/19	35,000	36,400
Arch Coal, Inc.,
7.000%, 06/15/19[1]	35,000	29,313
7.250%, 06/15/21[1]	95,000	77,900
8.750%, 08/01/16[1]	20,000	20,100
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)	200,000	214,250
Ashland, Inc.,
3.875%, 04/15/18 (a)	45,000	44,719
4.750%, 08/15/22 (a)	30,000	29,775
Ashtead Capital, Inc., 6.500%, 07/15/22 (a)	35,000	36,663
Aspect Software, Inc., 10.625%, 05/15/17	55,000	55,413
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/01/17	60,000	63,300
Atkore International, Inc., 9.875%, 01/01/18	90,000	95,850

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.2% (continued)
Audatex North America, Inc.,
6.000%, 06/15/21 (a)	$40,000	$40,100
6.750%, 06/15/18	60,000	63,300
Avaya, Inc.,
7.000%, 04/01/19 (a)	105,000	95,288
10.500%, 03/01/21 (a)	39,893	30,418
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
4.875%, 11/15/17 (a)	30,000	30,300
5.500%, 04/01/23 (a)	40,000	38,800
8.250%, 01/15/19	155,000	169,338
B&G Foods, Inc., 4.625%, 06/01/21	25,000	23,938
BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21 (a)	10,000	10,225
Belden, Inc., 5.500%, 09/01/22 (a)	75,000	74,063
Berry Petroleum Co., 6.375%, 09/15/22	40,000	40,050
Biomet, Inc., 6.500%, 08/01/20	165,000	170,878
Block Communications, Inc., 7.250%, 02/01/20 (a)	60,000	63,300
BOE Intermediate Holding Corp., 9.000%, 11/01/17 (a)[7]	25,000	24,125
BOE Merger Corp., 9.500%, 11/01/17 (a)[7]	35,000	35,875
Bombardier, Inc.,
6.125%, 01/15/23 (a)	70,000	69,825
7.750%, 03/15/20 (a)	40,000	44,600
BreitBurn Energy Partners, L.P. / BreitBurn Finance Corp.,
7.875%, 04/15/22	65,000	66,625
8.625%, 10/15/20	70,000	74,550
Building Materials Corp. of America,
6.750%, 05/01/21 (a)	15,000	15,975
6.875%, 08/15/18 (a)	30,000	31,800
Bumble Bee Holding, Inc., 9.000%, 12/15/17 (a)	120,000	128,100
BWAY Holding Co., 10.000%, 06/15/18	85,000	93,500
Cablevision Systems Corp., Series B, 8.625%, 09/15/17	25,000	28,500
Caesars Entertainment Operating Co., Inc.,
8.500%, 02/15/20	95,000	89,834
9.000%, 02/15/20 (a)	70,000	67,025
10.000%, 12/15/18	57,000	34,485
11.250%, 06/01/17	115,000	120,031
Caesars Operating Escrow LLC / Caesars Escrow Corp., 9.000%, 02/15/20 (a)	155,000	148,413
Case New Holland, Inc., 7.875%, 12/01/17	50,000	56,875
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.250%, 03/15/21 (a)	35,000	34,650
7.000%, 01/15/19	210,000	223,650
7.375%, 06/01/20	20,000	21,850

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.2% (continued)
CDW LLC / CDW Finance Corp.,
8.000%, 12/15/18 (b)	$15,000	$16,388
8.500%, 04/01/19	180,000	194,400
Central Garden and Pet Co., 8.250%, 03/01/18	155,000	157,713
CenturyLink, Inc.,
Series T, 5.800%, 03/15/22	160,000	158,800
Series V, 5.625%, 04/01/20	45,000	45,675
CEVA Group PLC, 8.375%, 12/01/17 (a)	150,000	147,750
Chesapeake Energy Corp.,
5.750%, 03/15/23	25,000	25,375
6.625%, 08/15/20	90,000	97,200
Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 02/01/21 (a)	25,000	26,250
Chrysler Group LLC / CG Co-Issuer, Inc., 8.000%, 06/15/19	200,000	219,250
CHS/Community Health Systems, Inc., 5.125%, 08/15/18	45,000	45,788
Cinemark USA, Inc., 7.375%, 06/15/21	55,000	59,950
CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	100,000	106,000
Claire’s Stores, Inc.,
7.750%, 06/01/20 (a)	15,000	14,588
8.875%, 03/15/19	70,000	73,850
9.000%, 03/15/19 (a)	150,000	165,750
Clean Harbors, Inc., 5.250%, 08/01/20	65,000	66,300
Clear Channel Communications, Inc., 9.000%, 03/01/21	115,000	109,825
Clear Channel Worldwide Holdings, Inc.,
6.500%, 11/15/22 (a)	310,000	320,425
Series A, 7.625%, 03/15/20	5,000	5,175
Series B, 7.625%, 03/15/20	65,000	67,600
CNH Capital LLC,
3.875%, 11/01/15	30,000	30,300
Series WI, 6.250%, 11/01/16	50,000	53,500
Cogent Communications Group, Inc., 8.375%, 02/15/18 (a)	55,000	60,225
CommScope, Inc., 8.250%, 01/15/19 (a)	115,000	123,338
Constellation Brands, Inc.,
3.750%, 05/01/21	20,000	18,775
7.250%, 05/15/17	65,000	74,263
Continental Resources, Inc., 5.000%, 09/15/22	60,000	61,350
Crosstex Energy, L.P. / Crosstex Energy Finance Corp., 8.875%, 02/15/18	145,000	154,425
Crown Castle International Corp., 5.250%, 01/15/23	75,000	72,281
CSC Holdings LLC, 8.625%, 02/15/19	90,000	104,400
Dana Holding Corp., 6.500%, 02/15/19	60,000	64,125
DaVita HealthCare Partners, Inc.,
5.750%, 08/15/22	10,000	10,025
6.625%, 11/01/20	85,000	90,525
Del Monte Corp., 7.625%, 02/15/19	190,000	196,175
Denbury Resources, Inc., 8.250%, 02/15/20	60,000	65,100

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.2% (continued)
DISH DBS Corp.,
5.125%, 05/01/20 (a)	$40,000	$39,400
5.875%, 07/15/22	65,000	66,300
6.750%, 06/01/21	125,000	133,438
7.875%, 09/01/19	310,000	348,750
DJO Finance LLC / DJO Finance Corp.,
7.750%, 04/15/18	135,000	133,988
8.750%, 03/15/18	40,000	43,400
9.875%, 04/15/18	20,000	21,000
Eagle Midco, Inc., 9.000%, 06/15/18 (a)	30,000	29,400
Eagle Rock Energy Partners, L.P. / Eagle Rock Energy Finance Corp., 8.375%, 06/01/19	45,000	46,013
Easton-Bell Sports, Inc., 9.750%, 12/01/16	145,000	155,514
El Paso LLC, 7.250%, 06/01/18	75,000	83,454
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 05/01/20	125,000	141,875
EP Energy LLC / Everest Acquisition Finance, Inc.,
6.875%, 05/01/19	55,000	59,125
7.750%, 09/01/22	60,000	64,500
Epicor Software Corp., 8.625%, 05/01/19	100,000	103,000
EV Energy Partners, L.P. / EV Energy Finance Corp., 8.000%, 04/15/19	125,000	126,875
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 05/01/20 (a)	75,000	78,000
First Data Corp.,
6.750%, 11/01/20 (a)	55,000	56,238
7.375%, 06/15/19 (a)	35,000	36,138
8.250%, 01/15/21 (a)	30,000	30,750
8.750%, 01/15/22 (a)[7]	290,000	299,425
8.875%, 08/15/20 (a)	165,000	180,675
12.625%, 01/15/21	190,000	201,875
FMG Resources August 2006 Pty, Ltd.,
6.875%, 02/01/18 (a)[1]	110,000	109,038
8.250%, 11/01/19 (a)[1]	60,000	62,100
Forest Oil Corp., 7.250%, 06/15/19	90,000	85,050
Freescale Semiconductor, Inc., 9.250%, 04/15/18 (a)	155,000	167,788
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19 (a)	30,000	31,350
GCI, Inc.,
6.750%, 06/01/21	35,000	32,900
8.625%, 11/15/19	70,000	72,100
GenCorp, Inc., 7.125%, 03/15/21 (a)	75,000	78,000
General Cable Corp., 5.750%, 10/01/22 (a)	65,000	64,675
Geo Group, Inc., The, 6.625%, 02/15/21	100,000	105,500
Goodyear Tire & Rubber Co., The,
6.500%, 03/01/21	40,000	40,900
8.250%, 08/15/20	115,000	126,500
8.750%, 08/15/20	10,000	11,700

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.2% (continued)
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	$95,000	$98,919
Griffon Corp., 7.125%, 04/01/18	80,000	84,200
GWR Operating Partnership LLP, 10.875%, 04/01/17	65,000	71,338
GXS Worldwide, Inc., 9.750%, 06/15/15	15,000	15,300
Gymboree Corp., 9.125%, 12/01/18	85,000	80,325
H&E Equipment Services, Inc., Series WI, 7.000%, 09/01/22	70,000	73,325
Halcon Resources Corp., 8.875%, 05/15/21	120,000	117,000
Hanesbrands, Inc., 6.375%, 12/15/20	70,000	74,988
Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (a)	115,000	110,256
HCA Holdings, Inc.,
6.250%, 02/15/21	55,000	56,238
7.750%, 05/15/21	225,000	243,563
HCA, Inc.,
6.500%, 02/15/20	25,000	27,109
7.500%, 02/15/22	375,000	416,250
HD Supply, Inc.,
8.125%, 04/15/19	105,000	115,500
11.000%, 04/15/20	55,000	64,350
11.500%, 07/15/20	70,000	81,375
Health Management Associates, Inc., 7.375%, 01/15/20	55,000	60,569
HealthSouth Corp.,
5.750%, 11/01/24	25,000	24,438
7.750%, 09/15/22	46,000	49,220
8.125%, 02/15/20	50,000	54,375
Hertz Corp., The,
5.875%, 10/15/20	40,000	41,400
7.500%, 10/15/18	135,000	145,463
Hexion US Finance Corp.,
6.625%, 04/15/20 (a)	60,000	60,150
Series WI, 6.625%, 04/15/20	50,000	50,125
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC,
8.875%, 02/01/18[1]	90,000	92,250
9.000%, 11/15/20[1]	50,000	48,000
Hiland Partners, L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20 (a)	40,000	41,400
Hillman Group, Inc., The, 10.875%, 06/01/18 (a)	90,000	97,875
Hologic, Inc., 6.250%, 08/01/20	90,000	93,769
Hughes Satellite Systems Corp., 6.500%, 06/15/19	60,000	63,900
Huntsman International LLC,
4.875%, 11/15/20	70,000	69,475
8.625%, 03/15/20	45,000	49,163
8.625%, 03/15/21	25,000	27,563
IMS Health, Inc., 6.000%, 11/01/20 (a)	75,000	76,500
Ineos Finance PLC, 8.375%, 02/15/19 (a)	200,000	219,250

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.2% (continued)
Infor US, Inc.,
Series WI, 9.375%, 04/01/19	$85,000	$92,544
Series WI, 11.500%, 07/15/18	55,000	62,563
Intelsat Jackson Holdings SA,
6.625%, 12/15/22 (a)	80,000	78,000
7.250%, 10/15/20	275,000	290,125
Series WI, 7.500%, 04/01/21	20,000	21,100
Intelsat Luxembourg SA,
7.750%, 06/01/21 (a)	115,000	116,581
8.125%, 06/01/23 (a)	55,000	56,994
Interactive Data Corp., 10.250%, 08/01/18	105,000	116,025
Interline Brands, Inc.,
7.500%, 11/15/18 (b)	65,000	68,575
10.000%, 11/15/18[7]	25,000	27,000
inVentiv Health, Inc.,
9.000%, 01/15/18 (a)	65,000	68,088
10.750%, 08/15/18 (a), (b)	55,000	46,200
11.000%, 08/15/18 (a), (b)	25,000	21,000
Isle of Capri Casinos, Inc., 5.875%, 03/15/21	80,000	76,800
J. Crew Group, Inc., 8.125%, 03/01/19	90,000	94,950
J.C. Penney Corp., Inc.,
5.750%, 02/15/18[1]	15,000	13,238
6.375%, 10/15/36[1]	60,000	47,100
7.950%, 04/01/17	25,000	24,188
Jack Cooper Holdings Corp., 9.250%, 06/01/20 (a)	50,000	50,125
James River Coal Co., 7.875%, 04/01/19	35,000	15,925
Jarden Corp., 7.500%, 05/01/17	30,000	33,038
Kinetic Concepts, Inc. / KCI USA, Inc., 10.500%, 11/01/18	175,000	189,000
Kodiak Oil & Gas Corp.,
5.500%, 01/15/21 (a)	20,000	19,525
8.125%, 12/01/19	90,000	98,100
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/01/21 (a)	30,000	28,950
Legacy Reserves, L.P. / Finance Corp., 8.000%, 12/01/20 (a)	70,000	72,625
Level 3 Communications, Inc., 11.875%, 02/01/19	55,000	62,563
Level 3 Financing, Inc.,
8.125%, 07/01/19	80,000	84,600
8.625%, 07/15/20	65,000	69,469
9.375%, 04/01/19	45,000	48,825
Libbey Glass, Inc., 6.875%, 05/15/20	52,000	54,665
Linn Energy LLC/Linn Energy Finance Corp.,
6.250%, 11/01/19 (a)	105,000	100,538
7.750%, 02/01/21	125,000	125,938
Ltd Brands, Inc., 6.625%, 04/01/21	75,000	81,844

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.2% (continued)
Lynx I Corp., 5.375%, 04/15/21 (a)	$200,000	$202,000
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co., 10.500%, 04/15/18	110,000	119,350
Manitowoc Co., Inc., The, 8.500%, 11/01/20	100,000	109,500
ManTech International Corp., 7.250%, 04/15/18	75,000	78,375
Marina District Finance Co., Inc., 9.875%, 08/15/18[1]	145,000	151,525
MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp., 5.500%, 02/15/23	70,000	69,300
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (a)	35,000	35,963
MEG Energy Corp., 6.375%, 01/30/23 (a)	45,000	43,875
MEMC Electronic Materials, Inc., 7.750%, 04/01/19	75,000	71,438
Memorial Production Partners LP / Memorial Production Finance Corp., 7.625%, 05/01/21 (a)	45,000	44,550
MetroPCS Wireless, Inc.,
6.250%, 04/01/21 (a)	45,000	45,956
6.625%, 04/01/23 (a)	45,000	45,956
7.875%, 09/01/18[1]	50,000	53,500
MGM Resorts International,
6.625%, 12/15/21	45,000	46,463
6.750%, 10/01/20	100,000	103,750
7.750%, 03/15/22	35,000	38,194
8.625%, 02/01/19	260,000	295,100
Michael Foods Group, Inc., 9.750%, 07/15/18	50,000	55,000
Michaels Stores, Inc., 7.750%, 11/01/18	135,000	145,125
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC,
9.250%, 06/01/21 (a)	40,000	37,650
10.750%, 10/01/20 (a)	50,000	50,500
Mueller Water Products, Inc., 8.750%, 09/01/20	30,000	32,850
Nexeo Solutions LLC / Nexeo Solutions Finance Corp., 8.375%, 03/01/18	75,000	75,000
Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (a)	55,000	56,925
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, 04/15/17	75,000	80,625
NII International Telecom SCA, 7.875%, 08/15/19 (a)	30,000	28,575
Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19 (a)	35,000	33,425
Novelis, Inc.,
8.375%, 12/15/17	65,000	69,225
8.750%, 12/15/20	25,000	26,938
NXP, B.V. / NXP Funding LLC,
5.750%, 02/15/21 (a)	200,000	203,500
9.750%, 08/01/18 (a)	100,000	112,375
Oshkosh Corp.,
8.250%, 03/01/17	80,000	85,600
8.500%, 03/01/20	35,000	38,019
Packaging Dynamics Corp., 8.750%, 02/01/16 (a)	70,000	71,050
PAETEC Holding Corp., 9.875%, 12/01/18	95,000	105,450
Party City Holdings, Inc., 8.875%, 08/01/20 (a)	120,000	129,300

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.2% (continued)
Peabody Energy Corp.,
6.000%, 11/15/18	$70,000	$70,438
6.250%, 11/15/21[1]	30,000	29,100
Petco Animal Supplies, Inc., 9.250%, 12/01/18 (a)	80,000	86,600
Plains Exploration & Production Co.,
6.500%, 11/15/20	155,000	164,518
6.875%, 02/15/23	75,000	80,362
Ply Gem Industries, Inc., 8.250%, 02/15/18	13,000	13,910
Polymer Group, Inc., 7.750%, 02/01/19	80,000	83,600
PolyOne Corp., 7.375%, 09/15/20	55,000	59,675
Polypore International, Inc., 7.500%, 11/15/17[1]	85,000	89,038
Post Holdings, Inc., 7.375%, 02/15/22	105,000	112,875
QR Energy, L.P. / QRE Finance Corp., 9.250%, 08/01/20	60,000	61,950
Quebecor Media, Inc., 5.750%, 01/15/23	65,000	63,700
Quebecor World, Escrow, 0.000%, 08/01/27[8]	165,000	1,856
Radiation Therapy Services, Inc.,
8.875%, 01/15/17[1]	60,000	56,700
9.875%, 04/15/17	90,000	55,350
Radio Systems Corp., 8.375%, 11/01/19 (a)	65,000	69,388
Rain CII Carbon LLC / CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000	30,900
RBS Global, Inc. / Rexnord LLC, 8.500%, 05/01/18	115,000	122,763
Regency Energy Partners, L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	45,000	44,550
Reichhold Industries, Inc., 9.000%, 05/08/17 (a)[7]	135,710	104,497
Rentech Nitrogen Partners LP / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (a)	40,000	39,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
9.000%, 04/15/19	355,000	368,307
9.875%, 08/15/19	200,000	215,000
Series WI, 5.750%, 10/15/20	145,000	146,450
RHP Hotel Properties, L.P. / RHP Finance Corp., 5.000%, 04/15/21 (a)	20,000	19,500
Rite Aid Corp.,
6.750%, 06/15/21 (a)	10,000	9,875
9.250%, 03/15/20	75,000	83,156
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	40,000	40,350
RSI Home Products, Inc., 6.875%, 03/01/18 (a)	15,000	15,413
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21 (a)	100,000	97,250
Sabre, Inc., 8.500%, 05/15/19 (a)	155,000	165,656
Sally Holdings LLC / Sally Capital, Inc.,
5.750%, 06/01/22	35,000	35,700
6.875%, 11/15/19	75,000	80,813
Samson Investment Co., 10.000%, 02/15/20 (a)	70,000	74,113
SandRidge Energy, Inc.,
7.500%, 03/15/21	50,000	48,000
7.500%, 02/15/23	20,000	19,100
8.125%, 10/15/22	35,000	34,825

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.2% (continued)
SBA Telecommunications, Inc., 8.250%, 08/15/19	$44,000	$47,850
Schaeffler Finance BV, 8.500%, 02/15/19 (a)	200,000	224,000
Scotts Miracle-Gro Co., The,
6.625%, 12/15/20	60,000	63,900
7.250%, 01/15/18	20,000	21,100
Sealed Air Corp.,
6.500%, 12/01/20 (a)	30,000	31,800
8.375%, 09/15/21 (a)	75,000	85,125
Sensata Technologies, B.V., 6.500%, 05/15/19 (a)	135,000	145,800
Service Corp. International,
5.375%, 01/15/22 (a)	10,000	10,000
7.000%, 06/15/17	60,000	66,450
7.000%, 05/15/19	50,000	53,125
7.500%, 04/01/27	60,000	65,850
ServiceMaster Co., 7.000%, 08/15/20	80,000	76,300
Sinclair Television Group, Inc.,
5.375%, 04/01/21	90,000	86,850
6.125%, 10/01/22	35,000	35,175
8.375%, 10/15/18[1]	25,000	27,000
9.250%, 11/01/17 (a)	90,000	95,625
Sirius XM Radio, Inc., 4.250%, 05/15/20 (a)	15,000	14,138
Spectrum Brands Escrow Corp.,
6.375%, 11/15/20 (a)	25,000	26,250
6.625%, 11/15/22 (a)	25,000	26,250
Spectrum Brands, Inc.,
6.750%, 03/15/20	35,000	37,056
9.500%, 06/15/18	120,000	132,000
Sprint Capital Corp., 8.750%, 03/15/32	505,000	558,000
Sprint Nextel Corp., 9.000%, 11/15/18 (a)	200,000	234,500
SSI Investments II, Ltd. / SSI Co-Issuer LLC, 11.125%, 06/01/18	100,000	110,125
Stewart Enterprises, Inc., 6.500%, 04/15/19	45,000	47,925
SunGard Data Systems, Inc.,
6.625%, 11/01/19 (a)	85,000	85,850
7.375%, 11/15/18	75,000	79,500
7.625%, 11/15/20	20,000	21,300
Surgical Care Affiliates, Inc., 8.875%, 07/15/15 (a)	159,291	160,087
Tekni-Plex, Inc., 9.750%, 06/01/19 (a)	41,000	43,768
Tempur-Pedic International, Inc., 6.875%, 12/15/20 (a)	30,000	31,800
Tenet Healthcare Corp.,
4.750%, 06/01/20 (a)	100,000	96,625
8.000%, 08/01/20	230,000	238,338

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.2% (continued)
Terex Corp.,
6.000%, 05/15/21	$100,000	$100,250
6.500%, 04/01/20	60,000	61,500
Tervita Corp., 8.000%, 11/15/18 (a)	65,000	65,447
Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp., 5.875%, 10/01/20 (a)	55,000	54,450
Titan International, Inc., 7.875%, 10/01/17 (a)	15,000	15,825
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	70,000	73,850
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 8.750%, 02/01/19 (a)[1]	80,000	76,800
Triumph Group, Inc., 4.875%, 04/01/21 (a)	50,000	49,875
UCI International, Inc., 8.625%, 02/15/19	110,000	112,750
United Rentals North America, Inc.,
7.375%, 05/15/20	50,000	53,625
7.625%, 04/15/22	25,000	27,188
8.250%, 02/01/21	80,000	88,000
8.375%, 09/15/20	55,000	59,813
9.250%, 12/15/19	85,000	94,138
United Surgical Partners International, Inc., Series WI, 9.000%, 04/01/20	75,000	81,375
UPCB Finance III, Ltd., 6.625%, 07/01/20 (a)	150,000	156,000
UPCB Finance VI, Ltd., 6.875%, 01/15/22 (a)	150,000	156,000
Vail Resorts, Inc., 6.500%, 05/01/19	130,000	136,825
Valeant Pharmaceuticals International,
6.750%, 08/15/21 (a)	90,000	90,563
7.000%, 10/01/20 (a)	55,000	56,375
7.250%, 07/15/22 (a)	95,000	96,900
Visteon Corp., 6.750%, 04/15/19	81,000	85,658
VPII Escrow Corp., 7.500%, 07/15/21 (a)	60,000	62,175
Vulcan Materials Co.,
7.000%, 06/15/18	10,000	10,900
7.500%, 06/15/21	65,000	73,125
Watco Cos LLC / Watco Finance Corp., 6.375%, 04/01/23 (a)	40,000	40,000
Wind Acquisition Finance SA, 7.250%, 02/15/18 (a)	200,000	202,500
Windstream Corp.,
6.375%, 08/01/23	55,000	51,700
7.500%, 04/01/23	100,000	102,000
7.750%, 10/01/21	65,000	67,600
8.125%, 09/01/18	10,000	10,700
WMG Acquisition Corp.,
6.000%, 01/15/21 (a)	31,000	31,698
11.500%, 10/01/18	35,000	40,250
Wolverine World Wide, Inc., 6.125%, 10/15/20 (a)	10,000	10,375

The accompanying notes are an integral part of these financial statements.

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 83.2% (continued)
WPX Energy, Inc., 6.000%, 01/15/22	$25,000	$25,375
Zayo Group LLC / Zayo Capital, Inc., Series WI, 8.125%, 01/01/20	25,000	27,250
Total Industrials		28,132,282
Utilities - 1.6%
AES Corp., The,
4.875%, 05/15/23	15,000	14,025
8.000%, 10/15/17	7,000	7,910
8.000%, 06/01/20	30,000	34,350
Calpine Corp.,
7.250%, 10/15/17 (a)	36,000	37,710
7.500%, 02/15/21 (a)	94,000	100,815
7.875%, 01/15/23 (a)	16,000	17,280
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.,
6.875%, 08/15/17 (a)	15,000	15,300
10.000%, 12/01/20 (a)	116,000	127,450
NRG Energy, Inc.,
7.625%, 01/15/18	145,000	155,875
8.250%, 09/01/20	10,000	10,825
Series WI, 7.875%, 05/15/21	20,000	21,450
Total Utilities		542,990
Total Corporate Bonds and Notes (cost $29,887,385)		30,715,094

Short-Term Investments - 2.8%

Repurchase Agreements - 2.4%[2]
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 06/28/13, due 07/01/13, 0.150%, total to be received $807,600 (secured by various U.S. Government Agency Obligations, 2.000% - 9.500%, 04/01/14 - 01/01/52, totaling $823,742)	807,590	807,590

	Shares
Other Investment Companies - 0.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	121,688	121,688
Total Short-Term Investments (cost $929,278)		929,278

Total Investments - 94.8% (cost $31,188,190)		32,031,125

Other Assets, less Liabilities - 5.2%		1,774,763

Net Assets - 100.0%		$33,805,888

The accompanying notes are an integral part of these financial statements.

Managers AMG GW&K Fixed Income Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

Industry	Managers AMG GW&K Fixed Income F und**
Industrials	41.5%
U.S. Government and Agency Obligations	28.8%
Financials	16.5%
Municipal Bonds	7.3%
Other Assets and Liabilities	5.9%

**	As a percentage of net assets

Rating	Managers AMG GW&K Fixed Income Fund†
U.S. Treasury	1.7%
U.S. Agency	29.3%
Aa	3.4%
A	16.2%
Baa	31.8%
Ba	11.9%
B	5.7%

†	As a percentage of market value of fixed income securities. Chart does not include equity securities.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
FNMA, 5.500%, 02/01/39*	5.8%
FHLMC Gold Pool, 5.000%, 10/01/36*	5.1
FNMA, 4.500%, 05/01/39*	3.9
FNMA, 6.000%, 06/01/36*	3.6
FNMA, 5.500%, 05/01/25*	2.4
Associates Corp. of North America, 6.950%, 11/01/18*	2.4
FHLMC Gold Pool, 5.000%, 06/01/26*	2.3
American Tower Corp., 7.250%, 05/15/19*	2.2
FNMA, 5.500%, 08/01/37	2.1
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Series WI, 5.200%, 03/15/20	2.0

Top Ten as a Group	31.8%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers AMG GW&K Fixed Income Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Principal Amount	Value
Corporate Bonds and Notes - 58.0%
Financials - 16.5%
American Tower Corp., 7.250%, 05/15/19	$2,320,000	$2,787,529
Associates Corp. of North America, 6.950%, 11/01/18	2,552,000	3,025,770
Bank of America Corp., Series M, 8.125%, 12/29/49[1,6]	1,200,000	1,356,139
CIT Group, Inc., 5.250%, 03/15/18	1,000,000	1,032,500
General Electric Capital Corp., Series GMTN, 6.000%, 08/07/19	1,125,000	1,307,746
General Motors Financial Co., Inc., 4.250%, 05/15/23 (a)	1,000,000	933,750
Goldman Sachs Group, Inc., The, 6.125%, 02/15/33	2,255,000	2,473,645
International Lease Finance Corp., 8.250%, 12/15/20	1,100,000	1,238,875
JPMorgan Chase & Co., Series 1, 7.900%, 04/29/49[6]	1,790,000	2,024,753
Morgan Stanley, Series GMTN, 5.500%, 07/28/21	1,235,000	1,320,923
PNC Financial Services Group, Inc., The, 6.750%, 07/29/49[1,6]	1,500,000	1,634,652
Wells Fargo & Co., Series K, 7.980%, 03/29/49[6]	1,780,000	2,014,738
Total Financials		21,151,020

Industrials - 41.5%
ArcelorMittal, 10.350%, 06/01/19 (b)	830,000	985,625
AutoNation, Inc., 6.750%, 04/15/18	900,000	1,008,000
B/E Aerospace, Inc., 5.250%, 04/01/22	925,000	925,000
Boston Scientific Corp., 6.000%, 01/15/20	1,150,000	1,303,441
CBS Corp., 8.875%, 05/15/19	1,055,000	1,361,250
CenturyLink, Inc., Series S, 6.450%, 06/15/21	1,055,000	1,105,113
CF Industries, Inc., 7.125%, 05/01/20	2,100,000	2,515,857
Chesapeake Energy Corp., 6.125%, 02/15/21	1,280,000	1,350,400
Chrysler Group LLC / CG Co-Issuer, Inc., 8.000%, 06/15/19	1,200,000	1,315,500
Comcast Corp., 7.050%, 03/15/33	1,000,000	1,251,717
CRH America, Inc., 8.125%, 07/15/18	1,100,000	1,339,840
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Series WI, 5.200%, 03/15/20	2,390,000	2,584,204
Domtar Corp., 10.750%, 06/01/17	1,090,000	1,372,910
El Paso LLC, Series GMTN, 7.750%, 01/15/32	1,145,000	1,222,206
Energy Transfer Equity L.P., 7.500%, 10/15/20	1,020,000	1,119,450
Ford Motor Co., 7.450%, 07/16/31	1,105,000	1,328,448
Freeport-McMoRan Copper & Gold, Inc., 3.550%, 03/01/22	1,000,000	910,013
Frontier Communications Corp., Series WI, 8.500%, 04/15/20	1,000,000	1,107,500
Gap, Inc., The, 5.950%, 04/12/21	1,200,000	1,329,320
Georgia-Pacific LLC, 8.000%, 01/15/24	1,025,000	1,322,980
Goldcorp, Inc., 3.700%, 03/15/23	1,300,000	1,153,467
Host Hotels & Resorts LP, 4.750%, 03/01/23	1,000,000	999,691
Huntsman International LLC, 8.625%, 03/15/21	1,000,000	1,102,500
International Paper Co., 7.500%, 08/15/21	1,050,000	1,290,781
Iron Mountain, Inc., 8.375%, 08/15/21	1,000,000	1,068,750
L-3 Communications Corp., 4.950%, 02/15/21	1,840,000	1,945,888
Lear Corp., 4.750%, 01/15/23 (a)	1,000,000	955,000

The accompanying notes are an integral part of these financial statements.

Managers AMG GW&K Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 41.5% (continued)
Lubrizol Corp., 8.875%, 02/01/19	$1,000,000	$1,316,045
Rio Tinto Finance USA, Ltd., 9.000%, 05/01/19	1,495,000	1,944,449
Royal Caribbean Cruises, Ltd., 7.250%, 03/15/18	1,025,000	1,158,250
Teck Resources, Ltd., 6.125%, 10/01/35	1,930,000	1,921,184
Teekay Corp., 8.500%, 01/15/20	1,100,000	1,201,750
United Continental Holdings, Inc., 6.375%, 06/01/18[1]	1,000,000	987,500
United Rentals North America, Inc., 8.250%, 02/01/21	1,050,000	1,155,000
Valero Energy Corp., 9.375%, 03/15/19	965,000	1,266,810
Weatherford International, Ltd./Bermuda, 9.625%, 03/01/19	1,505,000	1,904,815
Williams Cos, Inc., The, 8.750%, 03/15/32	1,945,000	2,473,509
Xerox Corp., 6.350%, 05/15/18	2,220,000	2,546,999
Total Industrials		53,151,162

Total Corporate Bonds and Notes (cost $76,747,484)		74,302,182

Municipal Bonds - 7.3%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	1,800,000	2,412,072
Illinois State General Obligation, 5.365%, 03/01/17	1,800,000	1,965,438
JobsOhio Beverage System, Series B, 3.985%, 01/01/29	1,445,000	1,382,908
Metropolitan Transportation Authority NY Revenue, Build America Bonds, 6.668%, 11/15/39	2,000,000	2,392,780
New Jersey Economic Development Authority, 7.425%, 02/15/29 (National Insured)[9]	1,000,000	1,219,950
Total Municipal Bonds (cost $10,013,284)		9,373,148

U.S. Government and Agency Obligations - 28.8%

Federal Home Loan Mortgage Corporation - 7.4%
FHLMC Gold Pool, 5.000%, 06/01/26 to 10/01/36	8,917,549	9,489,004

Federal National Mortgage Association - 19.8%
FNMA,
4.500%, 05/01/39	4,577,630	4,938,231
5.000%, 08/01/35	2,360,043	2,543,589
5.500%, 05/01/25 to 02/01/39	12,199,847	13,271,185
6.000%, 06/01/36	4,295,197	4,673,999
Total Federal National Mortgage Association		25,427,004

U.S. Treasury Obligations - 1.6%
United States Treasury Notes, 3.500%, 05/15/20	1,800,000	1,991,812
Total U.S. Government and Agency Obligations (cost $37,388,457)		36,907,820

Short-Term Investments - 6.1%

Repurchase Agreements - 2.4%[2]
Barclays Capital ., dated 06/28/13, due 07/01/13, 0.100%, total to be received $84,075 (secured by various U.S. Government Agency Obligations, 0.000% - 0.875%, 07/31/13 - 08/15/26, totaling $85,755)	84,074	84,074
Citigroup Global Markets Inc., dated 06/28/13, due 07/01/13, 0.140%, total to be received $1,000,012 (secured by various U.S. Government Agency Obligations, 2.166% - 5.500%, 12/01/17 - 06/01/43, totaling $1,020,000)	1,000,000	1,000,000
Daiwa Capital Markets America, dated 06/28/13, due 07/01/13, 0.250%, total to be received $1,000,021 (secured by various U.S. Government Agency Obligations, 1.374% - 6.500%, 06/01/17 - 03/01/48, totaling $1,020,000)	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Managers AMG GW&K Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 6.1%

Repurchase Agreements - 2.4%[2] (continued)
RBC Capital Markets LLC, dated 06/28/13, due 07/01/13, 0.140%, total to be received $1,000,012 (secured by various U.S. Government Agency Obligations, 3.500% - 4.000%, 01/01/42 - 12/01/42, totaling $1,020,000)	$1,000,000	$1,000,000
Total Repurchase Agreements		3,084,074

	Shares
Other Investment Companies - 3.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	4,625,256	4,625,256

Total Short-Term Investments (cost $7,709,330)		7,709,330
Total Investments - 100.2% (cost $131,858,555)		128,292,480

Other Assets, less Liabilities - (0.2)%		(225,233)

Net Assets - 100.0%		$128,067,247

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2013, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Chicago Equity Partners Balanced Fund	$37,354,764	$3,298,047	$(699,901)	$2,598,146
Managers High Yield Fund	31,189,825	1,176,464	(335,164)	841,300
Managers AMG GW&K Fixed Income Fund	131,858,555	257,309	(3,823,384)	(3,566,075)

*	Non-income producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2013, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers High Yield Fund	$10,204,192	30.2%
Managers AMG GW&K Fixed Income Fund	1,888,750	1.4%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these shares were out on loan to various brokers as of June 30, 2013, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG Chicago Equity Partners Balanced Fund	$697,004	1.8%
Managers High Yield Fund	776,601	2.3%
Managers AMG GW&K Fixed Income Fund	2,983,718	2.3%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the June 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Floating Rate Security: The rate listed is as of June 30, 2013. Date in parentheses represents the security’s next coupon rate reset.
[5]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at June 30, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers High Yield Fund	$28	0.0%

[6]	Variable Rate Security: The rate listed is as of June 30, 2013 and is periodically reset subject to terms and conditions set forth in the debenture.
[7]	Payment-in-kind security: A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.
[8]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[9]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies at June 30, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers AMG GW&K Fixed Income Fund	$1,219,950	0.9%

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2013. (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$23,215,113	—	—	$23,215,113
Corporate Bonds and Notes††	—	$483,883	—	483,883
U.S. Government and Agency Obligations††	—	15,085,376	—	15,085,376
Short-Term Investments
Repurchase Agreements	—	718,072	—	718,072
Other Investment Companies	450,466	—	—	450,466

Total Investments in Securities	$23,665,579	$16,287,331	—	$39,952,910

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers High Yield Fund
Investments in Securities
Bank Loan Obligations	—	$386,526	—	$386,526
Common Stocks†	$227	—	—	227
Corporate Bonds and Notes††	—	30,715,094	—	30,715,094
Short-Term Investments
Repurchase Agreements	—	807,590	—	807,590
Other Investment Companies	121,688	—	—	121,688

Total Investments in Securities	$121,915	$31,909,210	—	$32,031,125

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG GW&K Fixed Income Fund
Investments in Securities
Corporate Bonds and Notes††	—	$74,302,182	—	$74,302,182
Municipal Bonds	—	9,373,148	—	9,373,148
U.S. Government and Agency Obligations††	—	36,907,820	—	36,907,820
Short-Term Investments
Repurchase Agreements	—	3,084,074	—	3,084,074
Other Investment Companies	$4,625,256	—	—	4,625,256

Total Investments in Securities	$4,625,256	$123,667,224	—	$128,292,480

†	All common stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes; U.S. government and agency obligations; held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes; U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (continued)

As of June 30, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Investments Definitions and Abbreviations:

FHLB:	Federal Home Loan Bank	GMTN:	Global Medium-Term Notes
FHLMC:	Federal Home Loan Mortgage Corp.	MTN:	Medium-Term Notes
FNMA:	Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

	Managers AMG Chicago Equity Partners Balanced Fund	Managers High Yield Fund	Managers AMG GW&K Fixed Income Fund
Assets:
Investments at value* (including securities on loan valued at $697,004, $776,601, and $2,983,718, respectively)	$39,952,910	$32,031,125	$128,292,480
Receivable for investments sold	—	9,575	2,536,530
Dividends, interest and other receivables	108,679	604,118	1,560,319
Receivable for Fund shares sold	34,319	2,392,970	211,741
Receivable from affiliate	15,057	15,106	24,653
Prepaid expenses	36,725	25,385	49,552
Total assets	40,147,690	35,078,279	132,675,275

Liabilities:
Payable to custodian	—	—	20
Payable upon return of securities loaned	718,072	807,590	3,084,074
Payable for Fund shares repurchased	2,607	223,836	215,208
Payable for investments purchased	—	155,688	1,158,616
Accrued expenses:
Investment advisory and management fees	22,839	18,637	48,214
Administrative fees	6,525	5,325	21,429
Distribution fees - Investor Class	5,756	6,127	7,410
Distribution fees - Class C	—	—	23,370
Shareholder servicing fees - Service Class	94	—	168
Trustees fees and expenses	251	272	1,229
Other	31,195	54,916	48,290
Total liabilities	787,339	1,272,391	4,608,028

Net Assets	$39,360,351	$33,805,888	$128,067,247
Net Assets Represent:
Paid-in capital	$34,042,613	$35,833,328	$120,851,497
Undistributed net investment income (loss)	14,980	14,347	(43,038)
Accumulated net realized gain (loss) from investments and foreign currency transactions	2,685,102	(2,884,722)	10,824,863
Net unrealized appreciation (depreciation) of investments and foreign currency translations	2,617,656	842,935	(3,566,075)

Net Assets	$39,360,351	$33,805,888	$128,067,247
* Investments at cost	$37,335,254	$31,188,190	$131,858,555

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

June 30, 2013 (continued)

	Managers AMG Chicago Equity Partners Balanced Fund		Managers High Yield Fund		Managers AMG GW&K Fixed Income Fund
Investor Class Shares:
Net Assets	$27,805,563	[1]	$31,258,663	[1]	$34,863,648	[2]
Shares outstanding	1,840,490	[1]	3,953,201	[1]	3,200,886	[2]
Net asset value, offering and redemption price per share	$15.11	[1]	$7.91	[1]	$10.89	[2]

Service Class Shares:
Net Assets	$1,165,665		$—		$2,003,603
Shares outstanding	76,522		—		183,380
Net asset value, offering and redemption price per share	$15.23		$—		$10.93

Class C Shares:
Net Assets	$—		$—		$27,668,311	[3]
Shares outstanding	—		—		2,544,548	[3]
Net asset value, offering and redemption price per share	$—		$—		$10.87	[3]

Institutional Class Shares:
Net Assets	$10,389,123		$2,547,225		$63,531,685
Shares outstanding	681,897		318,796		5,815,336
Net asset value, offering and redemption price per share	$15.24		$7.99		$10.92

[1]	Effective December 1, 2012, all Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.
[2]	Effective December 1, 2012, all Class A shares were renamed Investor Class shares and Class B shares converted to Investor Class shares.
[3]	Effective December 1, 2012, shares are no longer available for purchase.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the six months ended June 30, 2013 (unaudited)

	Managers AMG Chicago Equity Partners Balanced Fund	Managers High Yield Fund	Managers AMG GW&K Fixed Income Fund
Investment Income:
Dividend income	$199,463	$451	$1,168
Interest income	124,307	1,182,466	1,875,340
Securities lending income	2,627	7,251	926
Foreign withholding tax	(141)	—	—
Total investment income	326,256	1,190,168	1,877,434

Expenses:
Investment advisory and management fees	133,767	118,451	309,413
Administrative fees	38,219	33,843	137,518
Distribution fees - Investor Class	34,306	39,022	48,649
Distribution fees - Class C	—	—	152,196
Registration fees	21,537	15,603	27,446
Professional fees	16,744	27,093	23,676
Custodian	12,744	26,898	18,805
Reports to shareholders	10,031	6,283	15,602
Extraordinary expense	5,664	4,890	18,610
Transfer agent	4,273	6,778	6,384
Trustees fees and expenses	898	778	3,134
Shareholder servicing fees - Service Class	247	—	517
Miscellaneous	1,298	1,057	2,937
Total expenses before offsets	279,728	280,696	764,887
Expense reimbursements	(78,973)	(84,406)	(139,155)
Expense reductions	(1,514)	—	—
Net expenses	199,241	196,290	625,732

Net investment income	127,015	993,878	1,251,702

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,475,655	331,477	(24,373)
Net change in unrealized appreciation (depreciation) of investments	874,984	(1,007,523)	(3,775,892)
Net realized and unrealized gain (loss)	2,350,639	(676,046)	(3,800,265)

Net increase (decrease) in net assets resulting from operations	$2,477,654	$317,832	$(2,548,563)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2013 (unaudited) and the year ended December 31, 2012

	Managers AMG Chicago Equity Partners Balanced Fund		Managers High Yield Fund
	2013	2012	2013	2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$127,015	$437,483	$993,878	$2,047,204
Net realized gain on investments	1,475,655	2,805,172	331,477	540,791
Net change in unrealized appreciation (depreciation) of investments	874,984	(14,941)	(1,007,523)	1,657,826
Net increase in net assets resulting from operations	2,477,654	3,227,714	317,832	4,245,821

Distributions to Shareholders:

From net investment income:
Investor Class	(70,827)	(294,226)	(900,699)	(1,738,220)
Service Class	(3,644)	(43)	—	—
Class C	—	(15,502)[2]	—	(146,925)
Institutional Class	(39,706)	(137,356)	(78,832)	(167,867)

From net realized gain on investments:
Investor Class	—	(1,192,459)	—	—
Service Class	—	(454)	—	—
Institutional Class	—	(445,138)	—	—
Total distributions to shareholders	(114,177)	(2,085,178)	(979,531)	(2,053,012)

Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	1,338,658	5,577,982	1,112,328	(1,009,695)

Total increase in net assets	3,702,135	6,720,518	450,629	1,183,114

Net Assets:
Beginning of period	35,658,216	28,937,698	33,355,259	32,172,145

End of period	$39,360,351	$35,658,216	$33,805,888	$33,355,259
End of period undistributed net investment income	$14,980	$2,142	$14,347	—

[1]	See Note 1(g) of the Notes to Financial Statements.
[2]	The amounts disclosed above were incurred prior to the closing of C shares and/or the conversion to Investor shares.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2013 (unaudited) and the year ended December 31, 2012

	Managers AMG GW&K Fixed Income Fund
	2013	2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$1,251,702	$5,437,210
Net realized gain (loss) on investments and foreign currency transactions	(24,373)	12,841,299
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(3,775,892)	(5,702,087)
Net increase (decrease) in net assets resulting from operations	(2,548,563)	12,576,422

Distributions to Shareholders:

From net investment income:
Investor Class	(458,238)	(1,771,132)
Service Class	(13,726)	(44)
Class C	(242,594)	(1,169,612)
Institutional Class	(874,356)	(2,895,211)

From net realized gain on investments:
Investor Class	—	(400,733)
Service Class	—	(96)
Class C	—	(320,362)
Institutional Class	—	(568,638)
Total distributions to shareholders	(1,588,914)	(7,125,828)

Capital Share Transactions:[1]
Net decrease from capital share transactions	(8,176,238)	(2,137,640)

Total increase (decrease) in net assets	(12,313,715)	3,312,954

Net Assets:
Beginning of period	140,380,962	137,068,008

End of period	$128,067,247	$140,380,962
End of period undistributed net investment income (loss)	$(43,038)	$294,174

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Managers AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013	For the year ended December 31,
Investor Class	(unaudited)	2012*	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.19	$13.70	$13.49	$12.33	$10.45	$13.18

Income from Investment Operations:
Net investment income	0.04 [3]	0.18 [3]	0.18 [3]	0.20	0.22	0.29
Net realized and unrealized gain (loss) on investments	0.92 [3]	1.16 [3]	0.69 [3]	1.16	1.87	(2.74)
Total from investment operations	0.96	1.34	0.87	1.36	2.09	(2.45)

Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.17)	(0.18)	(0.20)	(0.21)	(0.27)
Net realized gain on investments	—	(0.68)	(0.48)	—	—	(0.01)
Total distributions to shareholders	(0.04)	(0.85)	(0.66)	(0.20)	(0.21)	(0.28)

Net Asset Value, End of Period	$15.11	$14.19	$13.70	$13.49	$12.33	$10.45
Total Return[1]	6.76%[13]	9.86%	6.45%	11.14%	20.06%	(18.68)%
Ratio of net expenses to average net assets with offsets/reductions	1.10%[4,14]	1.17%[5,6]	1.24%	1.22%	1.23%	1.17%
Ratio of expenses to average net assets (with offsets)	1.11%[4,14]	1.18%[5]	1.25%	1.25%	1.25%	1.25%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.52%[4,14]	1.52%[5]	1.70%	1.80%	1.76%	1.68%
Ratio of net investment income to average net assets[1]	0.59%[4,14]	1.21%[5]	1.27%	1.56%	1.77%	2.53%
Portfolio turnover	39%[13]	110%	94%	97%	114%	99%
Net assets at end of period (000’s omitted)	$27,806	$26,047	$17,519	$7,605	$6,933	$9,932

Service Class	For the six months ended June 30, 2013 (unaudited)	For the period ended December 1, 2012 through December 31, 2012**
Net Asset Value, Beginning of Period	$14.30	$15.11

Income from Investment Operations:
Net investment income[3]	0.06	0.02
Net realized and unrealized gain (loss) on investments[3]	0.92	(0.08)
Total from investment operations	0.98	(0.06)

Less Distributions to Shareholders from:
Net investment income	(0.05)	(0.06)
Net realized gain on investments	—	(0.69)
Total distributions to shareholders	(0.05)	(0.75)

Net Asset Value, End of Period	$15.23	$14.30
Total Return[1]	6.89%[7,13]	(0.36)%[7,13]
Ratio of net expenses to average net assets (with offsets/reductions)	0.94%[4,14]	0.82%[5,6,14]
Ratio of expenses to average net assets (with offsets)	0.95%[4,14]	0.83%[5,14]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.36%[4,14]	1.62%[5,14]
Ratio of net investment income to average net assets[1]	0.79%[4,14]	1.90%[5,14]
Portfolio turnover	39%[13]	110%[13]
Net assets at end of period (000’s omitted)	$1,166	$9

Managers AMG Chicago Equity Partners Balanced Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013	For the year ended December 31,
Institutional Class	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.31	$13.82	$13.60	$12.43	$10.54	$13.28

Income from Investment Operations:
Net investment income	0.06 [3]	0.21 [3]	0.21 [3]	0.24	0.23	0.31
Net realized and unrealized gain (loss) on investments	0.93 [3]	1.18 [3]	0.71 [3]	1.17	1.90	(2.74)
Total from investment operations	0.99	1.39	0.92	1.41	2.13	(2.43)

Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.21)	(0.22)	(0.24)	(0.24)	(0.30)
Net realized gain on investments	—	(0.69)	(0.48)	—	—	(0.01)
Total distributions to shareholders	(0.06)	(0.90)	(0.70)	(0.24)	(0.24)	(0.31)

Net Asset Value, End of Period	$15.24	$14.31	$13.82	$13.60	$12.43	$10.54
Total Return[1]	6.91%[13]	10.09%	6.77%	11.42%	20.44%	(18.51)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.85%[4,14]	0.92%[5,6]	0.99%	0.97%	0.98%	0.96%
Ratio of expenses to average net assets (with offsets)	0.86%[4,14]	0.93%[5]	1.00%	1.00%	1.00%	1.00%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.27%[4,14]	1.27%[5]	1.45%	1.55%	1.51%	1.52%
Ratio of net investment income to average net assets[1]	0.84%[4,14]	1.46%[5]	1.52%	1.81%	2.03%	2.58%
Portfolio turnover	39%[13]	110%	94%	97%	114%	99%
Net assets at end of period (000’s omitted)	$10,389	$9,601	$8,885	$7,863	$7,164	$6,065

Managers High Yield Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013	For the year ended December 31,
Investor Class	(unaudited)	2012*	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$8.07	$7.51	$7.74	$7.35	$5.25	$8.23

Income from Investment Operations:
Net investment income	0.24 [3]	0.54 [3]	0.56 [3]	0.61	0.60	0.64
Net realized and unrealized gain (loss) on investments	(0.17)[3]	0.56 [3]	(0.22)[3]	0.39	2.10	(2.99)
Total from investment operations	0.07	1.10	0.34	1.00	2.70	(2.35)

Less Distributions to Shareholders from:
Net investment income	(0.23)	(0.54)	(0.57)	(0.61)	(0.60)	(0.63)

Net Asset Value, End of Period	$7.91	$8.07	$7.51	$7.74	$7.35	$5.25
Total Return[1]	0.89%[7,13]	15.12%[7]	4.54%	14.20%	53.97%[7]	(30.02)%[7]
Ratio of net expenses to average net assets (with offsets/reductions)	1.16%[8,14]	1.15%[9]	1.15%	1.15%	1.15%	1.15%[10]
Ratio of expenses to average net assets (with offsets)	1.16%[8,14]	1.15%[9]	1.15%	1.15%	1.15%	1.15%[10]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.66%[8,14]	1.73%[9]	1.69%	1.78%	1.68%	1.70%
Ratio of net investment income to average net assets[1]	5.86%[8,14]	6.87%[9]	7.35%	8.06%	9.33%	8.57%[10]
Portfolio turnover	18%[13]	48%	48%	60%	56%	41%
Net assets at end of period (000’s omitted)	$31,259	$30,817	$23,957	$21,729	$28,450	$17,105

	For the six months ended June 30, 2013	For the year ended December 31,
Institutional Class	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$8.16	$7.59	$7.82	$7.42	$5.29	$8.29

Income from Investment Operations:
Net investment income	0.25 [3]	0.56 [3]	0.59 [3]	0.63	0.64	0.64
Net realized and unrealized gain (loss) on investments	(0.17)[3]	0.58 [3]	(0.22)[3]	0.40	2.11	(2.98)
Total from investment operations	0.08	1.14	0.37	1.03	2.75	(2.34)

Less Distributions to Shareholders from:
Net investment income	(0.25)	(0.57)	(0.60)	(0.63)	(0.62)	(0.66)

Net Asset Value, End of Period	$7.99	$8.16	$7.59	$7.82	$7.42	$5.29
Total Return[1]	0.91%[13]	15.46%	4.83%	14.58%[7]	54.64%[7]	(29.80)%[7]
Ratio of net expenses to average net assets (with offsets/reductions)	0.91%[8,14]	0.90%[9]	0.90%	0.90%	0.90%	0.90%[10]
Ratio of expenses to average net assets (with offsets)	0.91%[8,14]	0.90%[9]	0.90%	0.90%	0.90%	0.90%[10]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.41%[8,14]	1.48%[9]	1.44%	1.53%	1.42%	1.46%
Ratio of net investment income to average net assets[1]	6.11%[8,14]	7.12%[9]	7.60%	8.26%	9.68%	8.90%[10]
Portfolio turnover	18%[13]	48%	48%	60%	56%	41%
Net assets at end of period (000’s omitted)	$2,547	$2,538	$5,247	$4,718	$3,658	$2,890

Managers AMG GW&K Fixed Income Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended
	June 30, 2013	For the year ended December 31,
Investor Class	(unaudited)	2012†	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.24	$10.81	$11.00	$10.43	$8.93	$10.54

Income from Investment Operations:
Net investment income	0.10 [3]	0.44 [3]	0.46 [3]	0.47	0.52	0.55
Net realized and unrealized gain (loss) on investments	(0.32)[3]	0.58 [3]	0.03 [3]	0.56	1.49	(1.62)
Total from investment operations	(0.22)	1.02	0.49	1.03	2.01	(1.07)

Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.48)	(0.51)	(0.46)	(0.49)	(0.54)
Net realized gain on investments	—	(0.11)	(0.17)	—	(0.02)	—
Total distributions to shareholders	(0.13)	(0.59)	(0.68)	(0.46)	(0.51)	(0.54)

Net Asset Value, End of Period	$10.89	$11.24	$10.81	$11.00	$10.43	$8.93
Total Return[1]	(1.97)%[13]	9.53%	4.53%	10.04%	23.14%	(10.45)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.85%[11,14]	0.84%[12]	0.84%	0.84%	0.84%	0.84%
Ratio of expenses to average net assets (with offsets)	0.85%[11,14]	0.84%[12]	0.84%	0.84%	0.84%	0.84%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.06%[11,14]	1.04%[12]	1.05%	1.07%	1.08%	1.08%
Ratio of net investment income to average net assets[1]	1.87%[11,14]	3.92%[12]	4.18%	4.13%	5.30%	5.72%
Portfolio turnover	27%[13]	110%	28%	23%	42%	16%
Net assets at end of period (000’s omitted)	$34,864	$41,772	$35,647	$38,655	$40,625	$33,417

Service Class	For the six months ended June 30, 2013 (unaudited)	For the period ended December 1, 2012 through December 31, 2012**
Net Asset Value, Beginning of Period	$11.28	$11.41

Income from Investment Operations:
Net investment income[3]	0.10	0.02
Net realized and unrealized gain (loss) on investments[3]	(0.31)	0.01
Total from investment operations	(0.21)	0.03

Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.05)
Net realized gain on investments	—	(0.11)
Total distributions to shareholders	(0.14)	(0.16)

Net Asset Value, End of Period	$10.93	$11.28
Total Return[1]	(1.86)%[13]	0.26%[13]
Ratio of net expenses to average net assets (with offsets/reductions)	0.69%[11,14]	0.64%[12,14]
Ratio of expenses to average net assets (with offsets)	0.69%[11,14]	0.64%[12,14]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.91%[11,14]	0.90%[12,14]
Ratio of net investment income to average net assets[1]	1.77%[11,14]	2.07%[12,14]
Portfolio turnover	27%[13]	110%[13]
Net assets at end of period (000’s omitted)	$2,004 [11]	$10

Managers AMG GW&K Fixed Income Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended
	June 30, 2013	For the year ended December 31,
Class C	(unaudited)	2012††	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.22	$10.79	$10.98	$10.41	$8.92	$10.54

Income from Investment Operations:
Net investment income	0.06 [3]	0.36 [3]	0.38 [3]	0.39	0.44	0.48
Net realized and unrealized gain (loss) on investments	(0.32)[3]	0.57 [3]	0.02 [3]	0.56	1.49	(1.62)
Total from investment operations	(0.26)	0.93	0.40	0.95	1.93	(1.14)

Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.39)	(0.42)	(0.38)	(0.42)	(0.48)
Net realized gain on investments	—	(0.11)	(0.17)	—	(0.02)	—
Total distributions to shareholders	(0.09)	(0.50)	(0.59)	(0.38)	(0.44)	(0.48)

Net Asset Value, End of Period	$10.87	$11.22	$10.79	$10.98	$10.41	$8.92
Total Return[1]	(2.35)%[7,13]	8.72%[7]	3.73%	9.22%	22.13%	(11.11)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.60%[11,14]	1.59%[12]	1.59%	1.59%	1.59%	1.59%
Ratio of expenses to average net assets (with offsets)	1.60%[11,14]	1.59%[12]	1.59%	1.59%	1.59%	1.59%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.81%[11,14]	1.79%[12]	1.80%	1.82%	1.83%	1.83%
Ratio of net investment income to average net assets[1]	1.11%[11,14]	3.18%[12]	3.42%	3.39%	4.53%	4.96%
Portfolio turnover	27%[13]	110%	28%	23%	42%	16%
Net assets at end of period (000’s omitted)	$27,668	$33,026	$33,615	$45,363	$57,658	$41,387

	For the six
	months ended
	June 30, 2013	For the year ended December 31,
Institutional Class	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.28	$10.84	$11.03	$10.46	$8.96	$10.59

Income from Investment Operations:
Net investment income	0.12 [3]	0.47 [3]	0.49 [3]	0.49	0.55	0.58
Net realized and unrealized gain (loss) on investments	(0.33)[3]	0.58 [3]	0.02 [3]	0.57	1.48	(1.63)
Total from investment operations	(0.21)	1.05	0.51	1.06	2.03	(1.05)

Less Distributions to Shareholders from:
Net investment income	(0.15)	(0.50)	(0.53)	(0.49)	(0.51)	(0.58)
Net realized gain on investments	—	(0.11)	(0.17)	—	(0.02)	—
Total distributions to shareholders	(0.15)	(0.61)	(0.70)	(0.49)	(0.53)	(0.58)

Net Asset Value, End of Period	$10.92	$11.28	$10.84	$11.03	$10.46	$8.96
Total Return[1]	(1.93)%[13]	9.89%	4.79%	10.29%	23.39%	(10.23)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.60%[11,14]	0.59%[12]	0.59%	0.59%	0.59%	0.59%
Ratio of expenses to average net assets (with offsets)	0.60%[11,14]	0.59%[12]	0.59%	0.59%	0.59%	0.59%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.81%[11,14]	0.79%[12]	0.80%	0.82%	0.83%	0.83%
Ratio of net investment income to average net assets[1]	2.11%[11,14]	4.21%[12]	4.41%	4.34%	5.55%	5.93%
Portfolio turnover	27%[13]	110%	28%	23%	42%	16%
Net assets at end of period (000’s omitted)	$63,532	$65,573	$64,573	$61,748	$34,723	$28,561

Notes to Financial Highlights

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Effective December 1, 2012, the Fund’s Class A shares were renamed Investor Class shares. Additionally, the Fund’s Class C shares converted to Investor Class shares.
**	Commenced operations on December 1, 2012.
†	Effective December 1, 2012, the Fund’s Class A shares were renamed Investor Class shares. Additionally, the Fund’s Class B shares converted to Investor Class shares.
††	Closed to new investments.
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.

[3]	Per share numbers have been calculated using average shares.
[4]	Includes non-routine extraordinary expenses amounting to 0.015%, 0.012% and 0.015% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.005%, 0.005% and 0.004% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[6]

Effective July 1, 2012, as described in the current prospectus, the Fund’s expense cap was reduced to 0.84% from 1.00%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2012.

[7]	The total return is based on the Financial Statement Net Asset Values as shown.
[8]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for the Investor Class and Institutional Class, respectively.
[9]	Includes non-routine extraordinary expenses amounting to 0.005% and 0.004% of average net assets for the Investor Class and Institutional Class, respectively.
[10]	Excludes interest expense for the year ended December 31, 2008 of 0.06%.
[11]	Includes non-routine extraordinary expenses amounting to 0.013%, 0.010%, 0.014% and 0.013% of average net assets for the Investor Class, Service Class, Class C and Institutional Class, respectively.
[12]	Includes non-routine extraordinary expenses amounting to 0.004%, 0.005%, 0.004% and 0.004% of average net assets for the Investor Class, Service Class, Class C and Institutional Class, respectively.
[13]	Not Annualized.
[14]	Annualized.

Notes to Financial Statements

June 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Trust II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different Funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are Managers AMG Chicago Equity Partners Balanced Fund (“Balanced”), Managers High Yield Fund (“High Yield”) and Managers AMG GW&K Fixed Income Fund, formerly Managers Fixed Income Fund (“Fixed Income”), each a “Fund” and collectively the “Funds.” High Yield will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 30 days of the purchase of those shares. For the six months ended June 30, 2013, the redemption fees for High Yield were $3,537.

Effective December 1, 2012, Class A shares of the Balanced, High Yield and Fixed Income Funds were renamed Investor Class shares. Additionally, Balanced and Fixed Income Funds established one additional share class: Service Class shares. On November 30, 2012 at the close of business, all outstanding Class C shares of the Balanced, and High Yield Funds were automatically converted to a number of full and/or fractional Investor Class shares equal in value to the shareholder Class C shares of each respective Fund. On November 30, 2012 at the close of business, all outstanding Class B shares of the Fixed Income Fund were automatically converted to a number of full and/or fractional Investor Class shares equal in value to the shareholder Class B shares.

Effective December 1, 2012, Class C shares of Fixed Income were closed to all new investors and will no longer be available for purchase by existing shareholders, including purchase by exchange, except for purchases made by automatic reinvestment of dividends and capital gains pursuant to the Fund’s automatic reinvestment plan. Shareholders who redeem Class C shares of the Fund will continue to be subject to the deferred sales charges described in the Prospectus.

Balanced and Fixed Income each offer three classes of shares: Investor, Service and Institutional Class. Investor and Service Class shares are available, with no sales charge and are subject to different expenses than Institutional Class Shares. Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available.

Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its Net Asset Value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment

Notes to Financial Statements (continued)

Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Balanced had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended June 30, 2013, the amount by which the Fund’s expenses were reduced and the impact on the expense ratios, if any, was $1,514 or 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2013, the Fund’s custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. Prior to January 1, 2013, the rate was 2% above the effective Federal Funds rate. For the six months ended June 30, 2013, the Funds had no overdraft fees other than for Fixed Income, which incurred $20 in fees.

The Trust has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid monthly for Fixed Income and High Yield, and quarterly for Balanced. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Dividends and distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are due to differing treatments for losses deferred due to wash sales, REITs, foreign currency, and market discount transactions. Permanent book and tax

Notes to Financial Statements (continued)

basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which they invest, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns as of December 31, 2012 and all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of June 30, 2013, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
Fund	Short-Term	Long-Term	December 31,
High Yield (Pre-Enactment)	$3,214,564	—	2017

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

Notes to Financial Statements (continued)

For the six months ended June 30, 2013 (unaudited) and the fiscal year ended December 31, 2012, the capital stock transactions by class for Balanced, High Yield, and Fixed Income were as follows:

	Balanced				High Yield
	2013		2012		2013		2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares†	294,140	$4,336,879	1,298,034	$19,007,524	753,554	$6,072,385	1,324,130	$10,466,494
Reinvestment of distributions	2,992	44,587	55,303	783,378	92,592	751,057	182,953	1,433,603
Cost of shares repurchased	(292,649)	(4,346,834)	(795,780)	(11,779,865)	(709,860)	(5,772,357)	(879,360)	(6,852,197)

Net increase	4,483	$34,632	557,557 [1]	$8,011,037 [1]	136,286	$1,051,085	627,723 [1]	$5,047,900 [1]

Service Class:
Proceeds from sale of shares	102,611	$1,549,738	662	$10,000	—	—	—	—
Reinvestment of distributions	53	805	35	497	—	—	—	—
Cost of shares repurchased	(26,839)	(403,746)	—	—	—	—	—	—

Net increase	75,825	$1,146,797	697 [2]	$10,497 [2]	—	—	—	—

Class C:
Proceeds from sale of shares	—	—	278,363	$4,045,328	—	—	34,188	$263,193
Reinvestment of distributions	—	—	313	4,619	—	—	12,626	97,097
Cost of shares repurchased	—	—	(464,632)	(6,881,020)	—	—	(447,833)	(3,503,391)

Net decrease	—	—	(185,956)[3]	$(2,831,073)[3]	—	—	(401,019)[3]	$(3,143,101)[3]

Institutional Class:
Proceeds from sale of shares	84,430	$1,268,774	203,895	$2,978,828	53,973	$443,758	85,065	$669,760
Reinvestment of distributions	2,611	39,238	40,168	575,365	8,602	70,470	18,704	148,010
Cost of shares repurchased	(76,179)	(1,150,783)	(216,030)	(3,166,672)	(54,836)	(452,985)	(484,301)	(3,732,264)

Net increase (decrease)	10,862	$157,229	28,033	$387,521	7,739	$61,243	(380,532)	$(2,914,494)

†

For the year ended December 31, 2012, 409,598 shares and $6,135,903 are included due to the conversion of Class C shares into Investor Class shares for Balanced and 313,604 shares and $2,509,713 are included due to the conversion of Class C shares into Investor Class shares for High Yield.

[1]	Effective December 1, 2012, all Class A shares were renamed Investor Class shares.
[2]	Commenced operations on December 1, 2012.
[3]	Effective December 1, 2012, all Class C shares converted to Investor Class shares.

Notes to Financial Statements (continued)

	Fixed Income
	2013		2012
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares†	421,629	$4,745,520	1,133,166	$12,743,800
Reinvestment of distributions	25,912	290,130	114,841	1,287,693
Cost of shares repurchased	(961,792)	(10,796,963)	(831,087)	(9,359,763)

Net increase (decrease)	(514,251)	$(5,761,313)	416,920 [1]	$4,671,730 [1]

Service Class:
Proceeds from sale of shares	194,228	$2,192,868	877	$10,000
Reinvestment of distributions	468	5,221	12	140
Cost of shares repurchased	(12,205)	(137,457)	—	—

Net increase	182,491	$2,060,632	889 [2]	$10,140 [2]

Class B:
Proceeds from sale of shares	—	—	2,268	$25,299
Reinvestment of distributions	—	—	4,350	48,360
Cost of shares repurchased	—	—	(308,045)	(3,467,737)

Net decrease	—	—	(301,427)[3]	$(3,394,078)[3]

Class C:
Proceeds from sale of shares	3,780	$42,280	414,299	$4,657,294
Reinvestment of distributions	15,044	168,282	90,235	1,009,759
Cost of shares repurchased	(416,710)	(4,667,282)	(677,615)	(7,595,940)

Net decrease	(397,886)	$(4,456,720)	(173,081)[4]	$(1,928,887)[4]

Institutional Class:
Proceeds from sale of shares	1,205,014	$13,549,927	1,965,175	$22,161,321
Reinvestment of distributions	69,476	779,820	237,467	2,671,220
Cost of shares repurchased	(1,273,384)	(14,348,584)	(2,344,687)	(26,329,086)

Net increase (decrease)	1,106	$(18,837)	(142,045)	$(1,496,545)

†	For the year ended December 31, 2012, 265,965 shares and $3,026,608 are included due to the conversion of Class B shares into Investor Class shares.
[1]	Effective December 1, 2012, all Class A shares were renamed Investor Class shares.
[2]	Commenced operations on December 1, 2012.
[3]	Effective December 1, 2012, Class B shares converted to Investor Class shares.
[4]	Effective December 1, 2012, shares are no longer available for purchase.

At June 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Balanced – four collectively own 57%; High Yield – two collectively own 16%; Fixed Income – seven collectively own 73%. Transactions by these shareholders may have a material impact on their respective Fund.

h.	Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2013, the market value of repurchase agreements outstanding was for Balanced, High

Yield and Fixed were $718,072, $807,590 and $3,084,704, respectively.

i.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

Notes to Financial Statements (continued)

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j.	Foreign Securities

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Funds would pay such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an investment management agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors the subadvisor investment performance, security holdings and investment strategies. Each’s Fund investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. Balanced is managed by Chicago Equity Partners, LLC (“CEP”). Fixed Income is managed by Gannett Welsh & Kotler, LLC (“GW&K”). AMG indirectly owns a majority interest in CEP and GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2013, the annual investment management fee rates, as a percentage of average daily net assets, were as follows: Balanced – 0.70%; High Yield – 0.70%; and Fixed Income – 0.45%.

The Investment Manager has contractually agreed, through at least May 1, 2014, to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commission and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to the following percentages of the following Funds’ average daily net assets:

Balanced*	0.84%
High Yield	0.90%
Fixed Income	0.59%

*	Effective July 1, 2012. Immediately prior to July 1, 2012, Balanced had a contractual expense limitation of 1.00%.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause that Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended June 30, 2013, each Fund’s components of reimbursement available are detailed in the following chart:

	Balanced	High Yield	Fixed Income
Reimbursement Available - 12/31/12	$319,188	$537,581	$910,183
Additional Reimbursements	78,973	84,406	139,155
Repayments	—	—	—
Expired Reimbursements	(47,325)	(98,864)	(163,162)

Reimbursement Available - 06/30/13	$350,836	$523,123	$886,176

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds shareholders. The Funds pays a fee to the Administrator at the rate of 0.20% per annum of each Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services

49

Notes to Financial Statements (continued)

pursuant to the distribution agreement, including payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class, Class B and Class C shares in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares and 1.00% annually of each Fund’s average daily net assets attributable to Class B and Class C shares.

For the Balanced and Fixed Income Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping and account servicing services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the expense ratios for the six months ended June 30, 2013, were as follows:

Fund	Maximum Amount Allowed	Actual Amount Charged
Balanced
Service Class	0.10%	0.09%
Fixed Income
Service Class	0.10%	0.09%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2013, the Funds neither borrowed from or lent to another Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2013, were as follows:

	Long-Term Securities (excluding U.S. Government Obligations)
Fund	Purchases	Sales
Balanced	$13,679,814	$11,953,051
High Yield	7,157,461	5,897,594
Fixed Income	35,771,909	36,614,601

	U.S. Government Obligations
Fund	Purchases	Sales
Balanced	$2,904,867	$2,768,753
High Yield	n/a	n/a
Fixed Income	n/a	n/a

4.	Portfolio Securities Loaned

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have had no prior claims or losses and expect the risks of loss to be remote.

6.	Risks Associated with High Yield Securities (High Yield)

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High Yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would

Notes to Financial Statements (continued)

likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7.	Master Netting Agreements

The Funds may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. The following tables are a summary of the Funds’ open securities lending and repurchase agreements which are subject to a master netting agreement as of June 30, 2013:

Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset In the Statement of Assets and Liablities		Net Amount

				Financial Instruments	Cash Collateral Recieved
Balanced
Securities lending	$697,004	—	$697,004	—	$697,004	$—
Repurchase agreements	718,072	—	718,072	$718,072	—	—

Total	$1,415,076	—	$1,415,076	$718,072	$697,004	$—

High Yield
Securities lending	$776,601	—	$776,601	—	$776,601	$—
Repurchase agreements	807,590	—	807,590	$807,590	—	—

Total	$1,584,191	—	$1,584,191	$807,590	$776,601	$—

Fixed Income
Securities lending	$2,983,718	—	$2,983,718	—	$2,983,718	—
Repurchase agreements	3,084,074	—	3,084,074	$3,084,074	—	—

Total	$6,067,792	—	$6,067,792	$3,084,074	$2,983,718	—

8.	New Accounting Pronouncement

In June 2013, the Financial Account Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes there to and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of ASU 2013-08 on the Funds’ financial statements and disclosures.

9.	Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds financial statements.

Proxy Result Information (unaudited)

At the Special Meeting of Shareholders for the Managers AMG GW&K Fixed Income Fund (the “Fund”), held on March 25, 2013, shareholders were asked to approve a new subadvisory agreement between the Managers Investment Group LLC and Gannett Welsh & Kotler, LLC with respect to the Fund. The proposal, which shareholders were asked to vote on, is explained in further detail in the proxy statement dated January 28, 2013. The results are as follows:

	No. of Shares	%of Outstanding Shares	%of Shares Voted
Proposal 1
Affirmative	5,828,303	44.91%	89.65%
Against	34,235	0.26%	0.53%
Abstain	638,759	4.92%	9.82%

Total	6,501,297	50.09%	100.00%

Pursuant to the Securities and Exchange Act of 1940, such total votes on the proposal represented a quorum of the outstanding shares of the Fund.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

On June 20-21, 2013, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of Managers AMG Chicago Equity Partners Balanced Fund and Managers High Yield Fund (each a “Fund”) and the Subadvisory Agreement for each Fund’s Subadvisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 20-21, 2013, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment

Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment

Management Agreement and supervising each Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by each Subadvisor of its obligations to a Fund, including without limitation a review of each Subadvisor’s investment performance in respect of a Fund; prepares and presents periodic reports to the Board regarding the investment performance of each Subadvisor and other information regarding each Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of each Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of each Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of each Subadvisory Agreement; prepares recommendations with respect to the continued retention of any Subadvisor or the replacement of any Subadvisor; identifies potential successors to or replacements of any Subadvisor or potential additional Subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional Subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. With respect to Managers AMG Chicago Equity Partners Balanced Fund, the Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at each Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadvisor’s risk management processes.

Performance.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as each Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for the Funds.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers

Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising each Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to J.P. Morgan Investment Management Inc. (“JPMorgan”), the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with JPMorgan. In addition, the Trustees considered other potential benefits of the subadvisory relationship to JPMorgan, including, among others, the indirect benefits that JPMorgan may receive from its relationship with the Fund, including any so-called “fallout benefits” to JPMorgan, such as reputational value derived from JPMorgan serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by JPMorgan and the profitability to JPMorgan of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by JPMorgan to be a material factor in their deliberations at this time.

In considering the reasonableness of the fees payable by the Investment Manager to Chicago Equity Partners, LLC (“CEP”), the Trustees noted that CEP is an affiliate of the Investment Manager and reviewed information provided by CEP regarding the cost to CEP of providing subadvisory services to the Fund and the resulting profitability from such relationship and noted that, because CEP is an affiliate of the Investment Manager, such

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

profitability might be directly or indirectly shared by the Investment Manager.

The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services CEP provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to CEP is reasonable and that CEP is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund and each Subadvisor.

Managers AMG Chicago Equity Partners Balanced Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2013 was below, above, above and above, respectively, the median performance of the Peer Group and below, below, above and above, respectively, the performance of the Fund Benchmark, a Composite Index (60% Russell 1000® Index and 40% Barclays U.S. Aggregate Bond Index). The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance and the fact that the Fund ranked in the top quartile relative to its Peer Group for the 3-year, 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were higher and lower, respectively, than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.84%. The Trustees also noted that the Investment Manager reduced the Fund’s expense limitation in 2012. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds, and the current size of the Fund. The Trustees also noted that, effective December 1, 2012, the Fund’s share class structure was revised to better conform to the Investment Manager’s platform share class structure. The

Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

Managers High Yield Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2013 was above, above, below and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Barclays U.S. Corporate High Yield Bond Index. The Board took into account management’s discussion of the Fund’s performance, including the factors that contributed to the Fund’s performance for the 5-year period and that the Fund performed well relative to the Peer Group for the 1-year, 3-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees took into account management’s discussion of the Fund’s expenses, including relative to comparably sized funds, and the current size of the Fund. The Trustees also noted that, effective December 1, 2012, the Fund’s share class structure was revised to better conform to the Investment Manager’s platform share class structure. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

Managers GW&K Fixed Income Fund

On June 20-21, 2013, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for Managers AMG GW&K Fixed Income Fund (formerly Managers Fixed Income Fund) (the “Fund”). On December 13-14, 2012, the Board of Trustees, including a majority of the Independent Trustees, approved the Subadvisory Agreement for the Fund’s Subadvisor,

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

which was subsequently approved by Fund shareholders at a special meeting held on March 25, 2013, for an initial two-year period; therefore, the Trustees were not asked to approve the Subadvisory Agreement at the June 2013 meeting. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of this agreement. In considering the Investment Management Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 20-21, 2013, regarding the nature, extent and quality of services provided by the Investment Manager under its agreement. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to the Fund, including without limitation a review of the Subadvisor’s investment performance in respect of the Fund; prepares and presents periodic reports to the

Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional Subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional Subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

Performance.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s investment philosophy, strategies and techniques in managing the Fund. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2013 was below, above, above and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s more recent performance, including the change in the Fund’s Subadvisor in November 2012. The Trustees

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

concluded that the Fund’s overall performance has been satisfactory.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to a portion of the advisory fee that it receives from the Fund. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted management’s discussion of the current asset levels of the Fund, and considered the impact on profitability of the current asset levels and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Trustees also took into account management’s discussion of the Fund’s expenses, including relative to comparably sized funds. The Trustees also noted that, effective December 1, 2012, the Fund’s share class structure was revised to better conform to the Investment Manager’s platform share class structure. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 20-21, 2013, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement for each Fund and the Subadvisory Agreement for Managers AMG Chicago Equity Partners Balanced Fund and Managers High Yield Fund.

Investment Manager and Administrator
Managers Investment Group LLC
800 Connecticut Avenue
Norwalk, CT 06854
(800) 835-3879
Distributor

Managers Distributors, Inc.
800 Connecticut Avenue
Norwalk, CT 06854
(800) 835-3879
Custodian
The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217
Legal Counsel
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Managers
P.O. Box 9769
Providence, RI 02940
(800) 548-4539
For ManagersChoiceTM Only
Managers c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9847
Providence, RI 02940-8047
(800) 358-7668
Trustees
Bruce B. Bingham
Christine C. Carsman
William E. Chapman, II
Edward J. Kaier
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

CenterSquare Investment Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL SMALL CAP FUND

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management LP

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K FIXED INCOME FUND

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

SAR070-0613

Managers Funds

Semi-Annual Report—June 30, 2013 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers Short Duration Government Fund	4

Managers Intermediate Duration Government Fund	13

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	18

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	22
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	23
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	24
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	25
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	27
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	33

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2013	Expense Ratio for the Period	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expenses Paid During the Period*
Managers Short Duration Government Fund
Based on Actual Fund Return	0.77%	$1,000	$997	$3.81
Hypothetical (5% return before expenses)	0.77%	$1,000	$1,021	$3.86

Managers Intermediate Duration Government Fund
Based on Actual Fund Return	0.89%	$1,000	$979	$4.37
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (181), then divided by 365.

2

Fund Performance

Periods ended June 30, 2013 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2013.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
Managers Short Duration Government Fund [2,3,4,5]	(0.35)%	0.23%	1.55%	2.40%
BofA Merrill Lynch 6-Month U.S. Treasury Bill Index[7]	0.09%	0.21%	0.68%	2.02%

Managers Intermediate Duration Government Fund [2,3,4,5,6]	(2.12)%	(0.96)%	5.36%	4.47%
Citigroup Mortgage Index[8]	(2.02)%	(1.15)%	4.91%	4.75%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member of FINRA.

*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2013. All returns are in U.S. dollars ($).

[2]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors’ ability to pay their creditors.
[4]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risks with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may also involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so.

[5]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[6]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[7]

The BofA Merrill Lynch 6-Month U.S. Treasury Bill Index is an unmanaged index that measures returns of six-month Treasury Bills. Unlike the Fund, the BofA Merrill Lynch 6-Month U.S. Treasury Bill Index is unmanaged, is not available for investment, and does not incur expenses.

[8]

The Citigroup Mortgage Index includes all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The Index reflects no deductions for fees, expenses, or taxes. Unlike the Fund, the Citigroup Mortgage Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

Managers Short Duration Government Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

Portfolio Breakdown	Managers Short Duration Government Fund**
U.S. Government and Agency Obligations	78.5%
Mortgage-Backed Securities	9.8%
Asset-Backed Securities	0.1%
Other Assets and Liabilities	11.6%

**	As a percentage of net assets.

Rating	Managers Short Duration Government Fund†
U.S. Treasury & Agency	90.2%
Aaa	9.6%
Aa	0.0%
A	0.1%
Baa	0.0%
Ba & lower	0.1%

†	As a percentage of market value of fixed income securities. Chart does not include equity securities.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
FHLMC, 0.019, 07/15/13	2.4%
FNMA, 0.040%, 09/04/13	2.4
FNMA, 2.024%, 02/01/35*	1.8
Morgan Stanley Capital I, Inc., Series 2004-T13, Class A4, 4.660%, 09/13/45*	1.6
FNMA, 2.492%, 11/01/34*	1.5
FHLMC Gold Pool, 3.500%, 08/01/26*	1.5
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, 5.416%, 05/15/36	1.4
FNMA, 2.535%, 01/01/36*	1.4
FNMA, 5.500%, 12/01/17*	1.3
FNMA, 6.000%, 11/01/22	1.2

Top Ten as a Group	16.5%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

Managers Short Duration Government Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Principal Amount	Value
Asset-Backed Securities - 0.1%
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A5, 1.273%, 12/25/34 (07/25/13)[1,2] (cost $187,005)	$186,650	$182,365

Mortgage-Backed Securities - 9.8%
Bank of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2003-2, Class A4, 5.061%, 03/11/41[3]	248,349	249,162
Series 2006-6, Class A2, 5.309%, 10/10/45	257,234	258,983
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2003-T12, Class A4, 4.680%, 08/13/39[3]	791,404	793,753
Series 2004-PWR3, Class A4, 4.715%, 02/11/41	430,227	434,873
Series 2004-PWR4, Class A3, 5.468%, 06/11/41[3]	3,447,225	3,544,296
Series 2004-T14, Class A4, 5.200%, 01/12/41[3]	1,138,763	1,154,736
Series 2006-PW11, Class A2, 5.563%, 03/11/39[3]	149,138	150,339
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class A2, 4.639%, 05/15/43	8,042	8,086
Commercial Mortgage Trust, Series 2004-LB3A, Class A5, 5.522%, 07/10/37[3]	810,000	830,491
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 2A4, 0.693%, 02/25/35 (07/25/13)[1,2,4]	1,031,974	237,652
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-C5, Class A4, 4.900%, 12/15/36[3]	334,893	336,192
Series 2004-C2, Class A2, 5.416%, 05/15/36[3]	5,884,000	5,989,453
Series 2004-C5, Class A3, 4.499%, 11/15/37	465,650	465,713
GE Capital Commercial Mortgage Corp., Series 2004-C2, Class A4, 4.893%, 03/10/40	900,000	916,386
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2, 5.637%, 05/10/40[3]	231,555	231,500
Series 2003-C3, Class A4, 5.023%, 04/10/40	1,958,930	1,965,710
Series 2004-C1, Class A4, 4.908%, 03/10/38	1,285,000	1,311,146
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A7, 5.317%, 06/10/36[3]	531,396	541,204
Series 2005-GG3, Class A3, 4.569%, 08/10/42	816,838	816,202
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2003-CB7, Class A4, 4.879%, 01/12/38[3]	2,299,293	2,322,115
Series 2003-LN1, Class A2, 4.920%, 10/15/37[3]	1,842,665	1,844,234
Series 2004-C2, Class A3, 5.383%, 05/15/41[3]	1,600,000	1,640,038
Series 2004-C3, Class A5, 4.878%, 01/15/42	1,300,000	1,353,990
Series 2004-PNC1, Class A4, 5.544%, 06/12/41[3]	810,000	836,228
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A2, 5.103%, 11/15/30	17,741	17,830
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3, 6.720%, 11/15/26[3]	1,512,171	1,641,345
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4, 5.236%, 11/12/35[3]	1,768,833	1,780,352
Morgan Stanley Capital I, Inc.,
Series 2003-IQ5, Class A4, 5.010%, 04/15/38	132,582	132,605
Series 2004-T13, Class A4, 4.660%, 09/13/45	6,503,146	6,545,833
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8, Class A4, 4.964%, 11/15/35[3]	1,617,193	1,636,763
WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A3, 0.543%, 01/25/45 (07/25/13)[1]	538,025	480,450

Total Mortgage-Backed Securities (cost $42,263,638)		40,467,660

The accompanying notes are an integral part of these financial statements.

5

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 78.5%[5]

Federal Home Loan Mortgage Corporation - 31.0%
FHLMC,
2.126%, 11/01/33 (09/15/13)[1]	$1,178,315	$1,235,426
2.348%, 10/01/28 (09/15/13)[1]	75,542	78,937
2.357%, 07/01/34 (09/15/13)[1,2]	380,029	395,358
2.358%, 12/01/33 (09/15/13)[1]	2,364,404	2,520,028
2.375%, 12/01/32 to 04/01/34 (09/15/13)[1]	1,775,476	1,887,858
2.379%, 03/01/34 (09/15/13)[1,2]	3,969,576	4,206,583
2.381%, 11/01/33 (09/15/13)[1]	1,446,408	1,540,041
2.411%, 05/01/34 (09/15/13)[1]	2,692,658	2,857,142
2.449%, 10/01/33 (09/15/13)[1,2]	2,684,885	2,841,485
2.453%, 10/01/33 (09/15/13)[1,2]	1,626,429	1,731,312
2.500%, 09/01/35 (09/15/13)[1,2]	2,239,135	2,362,830
2.609%, 02/01/23 (09/15/13)[1]	488,386	505,546
2.623%, 06/01/35 (09/15/13)[1,2]	981,230	1,056,150
2.714%, 09/01/33 (09/15/13)[1,2]	2,362,421	2,508,236
3.088%, 02/01/37 (09/15/13)[1,2]	879,993	936,676
FHLMC Gold Pool,
3.000%, 05/01/27 to 07/01/27	1,847,634	1,903,114
3.500%, 11/01/25 to 03/01/27	16,095,391	16,806,228
4.000%, 05/01/24 to 09/01/26	8,784,558	9,229,989
4.500%, 07/01/18 to 07/01/26[2]	12,914,190	13,614,131
5.000%, 09/01/17 to 06/01/26[2]	15,491,404	16,429,564
5.500%, 08/01/17 to 05/01/38[2]	18,757,903	20,195,905
6.000%, 12/01/13 to 01/01/24[2]	4,850,292	5,110,591
6.500%, 03/01/18[2]	461,820	493,726
7.000%, 06/01/17 to 07/01/19[2]	710,039	743,082
7.500%, 04/01/15 to 03/01/33	557,495	652,459
FHLMC REMICS,
Series 2429, Class HB, 6.500%, 12/15/23	281,482	315,045
Series 2554, Class HA, 4.500%, 04/15/32	1,011,129	1,036,620
Series 2621, Class PG, 5.500%, 12/15/31	573,817	578,217
Series 2627, Class BM, 4.500%, 06/15/18	336,552	357,758
Series 2628, Class GQ, 3.140%, 11/15/17	153,981	155,370
Series 2631, Class PD, 4.500%, 06/15/18	115,139	121,682
Series 2635, Class DG, 4.500%, 01/15/18	220,642	226,797
Series 2654, Class OG, 5.000%, 02/15/32	245,862	248,284
Series 2682, Class LC, 4.500%, 07/15/32	1,826,919	1,887,481
Series 2683, Class JB, 4.000%, 09/15/18	587,056	619,291
Series 2709, Class PE, 5.000%, 12/15/22	392,208	408,684
Series 2766, Class PG, 5.000%, 05/15/32	85,244	85,439
Series 2783, Class TC, 4.000%, 04/15/19[4]	54,418	54,421
Series 2786, Class BC, 4.000%, 04/15/19	365,885	389,773
Series 2809, Class UC, 4.000%, 06/15/19	390,125	412,705

The accompanying notes are an integral part of these financial statements.

6

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 31.0% (continued)
FHLMC REMICS,
Series 2850, Class BN, 4.500%, 09/15/18	$36,863	$37,119
Series 2877, Class PA, 5.500%, 07/15/33	342,374	363,588
Series 2882, Class UL, 4.500%, 02/15/19	169,830	171,445
Series 2890, Class KC, 4.500%, 02/15/19	216,363	219,872
Series 2935, Class LM, 4.500%, 02/15/35	1,284,078	1,351,120
Series 2986, Class KL, 4.570%, 11/15/19	2,026,183	2,068,308
Series 3000, Class PB, 3.900%, 01/15/23	155,050	159,762
Series 3117, Class PL, 5.000%, 08/15/34	497,677	508,189
Series 3294, Class DA, 4.500%, 12/15/20	84,265	84,813
Series 3535, Class CA, 4.000%, 05/15/24	366,542	386,705
Series 3609, Class LA, 4.000%, 12/15/24	519,941	549,954
Series 3632, Class AG, 4.000%, 06/15/38	529,701	552,650
Series 3649, Class HB, 2.000%, 11/15/18	328,572	334,014
Series 3756, Class DA, 1.200%, 11/15/18	1,453,126	1,451,457
Series 3846, Class CK, 1.500%, 09/15/20	638,458	643,991
Total Federal Home Loan Mortgage Corporation		127,622,951

Federal National Mortgage Association - 39.6%
FNMA,
1.904%, 01/01/24(08/25/13)[1]	1,080,530	1,109,073
1.973%, 02/01/33(08/25/13)[1]	1,896,887	2,009,476
1.975%, 08/01/34(08/25/13)[1]	500,336	525,090
2.023%, 01/01/35(08/25/13)[1]	788,964	833,738
2.024%, 02/01/35(08/25/13)[1]	6,819,277	7,237,438
2.041%, 01/01/35(08/25/13)[1]	1,951,985	2,069,429
2.049%, 03/01/36(08/25/13)[1]	1,027,853	1,083,750
2.050%, 05/01/34(08/25/13)[1]	2,042,836	2,142,896
2.060%, 08/01/33 to 01/01/35 (08/25/13)[1]	4,673,494	4,932,769
2.061%, 11/01/34(08/25/13)[1]	677,249	712,085
2.066%, 06/01/34(08/25/13)[1]	1,255,908	1,332,160
2.090%, 10/01/34(08/25/13)[1]	1,358,037	1,431,648
2.210%, 01/01/34(08/25/13)[1]	966,330	1,010,763
2.245%, 05/01/33(08/25/13)[1]	1,888,877	2,013,393
2.302%, 12/01/34(08/25/13)[1]	3,647,081	3,873,565
2.323%, 06/01/33(08/25/13)[1]	665,214	706,693
2.325%, 03/01/33(08/25/13)[1]	750,508	797,634
2.338%, 09/01/33(08/25/13)[1]	967,008	1,022,499
2.340%, 02/01/37(08/25/13)[1]	540,379	577,022
2.351%, 01/01/26(08/25/13)[1]	459,128	476,454
2.368%, 05/01/34(08/25/13)[1]	2,760,530	2,940,442
2.382%, 01/01/25(08/25/13)[1]	699,396	736,821
2.419%, 02/01/36(08/25/13)[1]	3,829,256	4,077,821
2.434%, 12/01/34(08/25/13)[1]	3,114,415	3,287,828
2.480%, 06/01/35(08/25/13)[1]	243,377	260,339

The accompanying notes are an integral part of these financial statements.

7

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 39.6% (continued)
FNMA,
2.486%, 08/01/34 (08/25/13)[1]	$525,430	$557,609
2.492%, 11/01/34 (08/25/13)[1]	5,716,202	6,153,077
2.494%, 04/01/34 (08/25/13)[1]	852,162	909,458
2.497%, 04/01/34 (08/25/13)[1]	1,011,243	1,078,886
2.517%, 05/01/36 (08/25/13)[1]	132,724	140,020
2.525%, 01/01/36 (08/25/13)[1]	127,859	135,917
2.535%, 01/01/36 (08/25/13)[1]	5,409,339	5,776,991
2.536%, 01/01/33 (08/25/13)[1]	65,701	69,750
2.550%, 09/01/33 (08/25/13)[1,2]	971,046	1,010,989
2.592%, 07/01/34 (08/25/13)[1]	2,082,791	2,209,299
2.597%, 12/01/33 (08/25/13)[1]	804,763	855,610
2.602%, 10/01/35 (08/25/13)[1]	2,375,692	2,521,337
2.605%, 08/01/36 (08/25/13)[1]	297,364	316,337
2.636%, 06/01/34 (08/25/13)[1]	3,586,134	3,825,723
2.676%, 01/01/34 (08/25/13)[1]	3,168,109	3,357,368
2.698%, 01/01/33 (08/25/13)[1]	1,424,172	1,511,321
2.741%, 01/01/36 (08/25/13)[1]	75,736	81,248
2.773%, 06/01/35 (08/25/13)[1]	262,431	280,162
2.895%, 09/01/37 (08/25/13)[1]	261,687	279,936
3.500%, 08/01/26	2,425,252	2,543,834
4.000%, 10/01/21 to 12/01/26	824,070	869,586
4.500%, 04/01/19 to 06/01/26	4,630,751	4,988,354
5.000%, 03/01/18 to 03/01/25[2]	9,271,350	9,913,770
5.500%, 10/01/17 to 07/01/26[2]	24,136,520	25,860,901
6.000%, 03/01/17 to 07/01/25[2]	10,312,277	11,159,799
6.500%, 04/01/17 to 08/01/32[2]	1,573,798	1,704,017
7.000%, 09/01/14 to 11/01/22	2,838,973	3,122,024
7.500%, 08/01/33 to 09/01/33	120,035	143,401
FNMA Grantor Trust,
Series 2002-T5, Class A1, 0.433%, 05/25/32 (07/25/13)[1]	395,201	380,064
Series 2003-T4, Class A1, 0.415%, 09/26/33 (07/26/13)[1]	15,507	15,295
FNMA REMICS,
Series 1994-76, Class J, 5.000%, 04/25/24	374,829	393,048
Series 2001-63, Class FA, 0.743%, 12/18/31 (07/18/13)[1,4]	846,828	855,292
Series 2002-47, Class FD, 0.593%, 08/25/32 (07/25/13)[1,4]	772,103	774,878
Series 2002-56, Class UC, 5.500%, 09/25/17	684,387	727,913
Series 2002-74, Class FV, 0.643%, 11/25/32 (07/25/13)[1]	1,395,791	1,401,248
Series 2003-2, Class FA, 0.693%, 02/25/33 (07/25/13)[1]	857,718	863,997
Series 2003-3, Class HJ, 5.000%, 02/25/18	336,777	359,110
Series 2003-5, Class EL, 5.000%, 08/25/22	99,390	99,846
Series 2004-1, Class AC, 4.000%, 02/25/19	220,450	232,426
Series 2004-19, Class AE, 4.000%, 03/25/18	19,963	20,007
Series 2004-21, Class AE, 4.000%, 04/25/19	851,257	898,891

The accompanying notes are an integral part of these financial statements.

8

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 39.6% (continued)
FNMA REMICS,
Series 2004-27, Class HB, 4.000%, 05/25/19	$442,354	$469,172
Series 2004-78, Class AC, 5.000%, 05/25/32	899,574	920,786
Series 2005-13, Class AF, 0.593%, 03/25/35 (07/25/13)[1,2]	1,264,751	1,273,463
Series 2005-19, Class PA, 5.500%, 07/25/34	256,556	284,716
Series 2005-29, Class TC, 5.000%, 04/25/35	249,518	259,032
Series 2005-38, Class DP, 5.000%, 06/25/19	68,636	68,873
Series 2005-58, Class EP, 5.500%, 07/25/35	363,139	404,631
Series 2005-68, Class PB, 5.750%, 07/25/35	178,069	194,506
Series 2005-68, Class PC, 5.500%, 07/25/35	604,070	659,261
Series 2005-93, Class HD, 4.500%, 11/25/19	181,392	183,812
Series 2005-100, Class GC, 5.000%, 12/25/34	1,572,924	1,610,541
Series 2006-18, Class PD, 5.500%, 08/25/34	280,000	291,412
Series 2006-99, Class PC, 5.500%, 12/25/33	254,534	255,699
Series 2007-56, Class FN, 0.563%, 06/25/37 (07/25/13)[1]	601,863	603,780
Series 2008-18, Class HD, 4.000%, 12/25/18	2,791,666	2,932,187
Series 2008-59, Class KB, 4.500%, 07/25/23	431,076	456,647
Series 2008-81, Class KA, 5.000%, 10/25/22	144,474	149,039
Series 2010-12, Class AC, 2.500%, 12/25/18	337,432	346,085
FNMA Whole Loan,
Series 2003-W1, Class 2A, 6.830%, 12/25/42[3]	24,458	29,093
Series 2003-W4, Class 4A, 7.155%, 10/25/42[2,3]	671,198	788,589
Series 2003-W13, Class AV2, 0.473%, 10/25/33 (07/25/13)[1,4]	49,805	48,006
Series 2004-W5, Class F1, 0.643%, 02/25/47 (07/25/13)[1]	652,532	655,409
Series 2004-W14, Class 1AF, 0.593%, 07/25/44 (07/25/13)[1,2]	2,622,706	2,629,672
Series 2005-W2, Class A1, 0.393%, 05/25/35 (07/25/13)[1,2]	2,389,328	2,372,175
Total Federal National Mortgage Association		163,486,151

Government National Mortgage Association - 4.3%
GNMA,
0.743%, 11/16/30 to 01/16/40 (07/16/13)[1]	2,729,070	2,762,574
1.625%, 12/20/21 to 03/20/37 (08/20/13)[1]	1,889,606	1,971,250
1.750%, 09/20/22 to 09/20/35 (08/20/13)[1,2]	5,731,905	5,979,273
2.000%, 06/20/22 (08/20/13)[1]	69,451	72,157
2.500%, 07/20/18 to 08/20/21 (08/20/13)[1]	68,936	71,998
2.750%, 10/20/17 (08/20/13)[1,2]	27,355	28,613
3.000%, 11/20/17 to 03/20/21 (08/20/13)[1]	99,128	103,742
3.500%, 07/20/18 (08/20/13)[1]	31,334	32,947
4.000%, 09/15/18	511,863	545,075
4.500%, 04/15/18 to 07/20/35	2,471,677	2,619,916
4.750%, 07/20/35	14,484	14,485
5.000%, 06/20/19 to 04/20/20	673,551	727,069
5.500%, 06/17/16 to 04/20/32	2,586,448	2,700,813
9.500%, 12/15/17	4,644	4,975
Total Government National Mortgage Association		17,634,887

The accompanying notes are an integral part of these financial statements.

9

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.7%
FHLMC,
Series 215, Class IO, 8.000%, 06/15/31[4]	$169,430	$32,721
Series 233, Class 5, 4.500%, 09/15/35	102,462	10,139
FHLMC REMICS,
Series 2530, Class QI, 6.875%, 01/15/32 (07/15/13)[1]	253,763	42,642
Series 2637, Class SI, 5.808%, 06/15/18 (07/15/13)[1]	241,032	18,671
Series 2649, Class IM, 7.000%, 07/15/33	494,867	123,051
Series 2763, Class KS, 6.458%, 10/15/18 (07/15/13)[1]	548,535	36,960
Series 2877, Class GS, 6.508%, 11/15/18 (07/15/13)[1]	138,492	3,104
Series 2922, Class SE, 6.558%, 02/15/35 (07/15/13)[1]	434,928	77,150
Series 2934, Class HI, 5.000%, 02/15/20	159,677	16,674
Series 2934, Class KI, 5.000%, 02/15/20	106,627	10,997
Series 2965, Class SA, 5.858%, 05/15/32 (07/15/13)[1]	1,092,567	156,162
Series 2967, Class JI, 5.000%, 04/15/20	505,525	54,923
Series 2980, Class SL, 6.508%, 11/15/34 (07/15/13)[1]	560,705	105,279
Series 2981, Class SU, 7.608%, 05/15/30 (07/15/13)[1]	466,675	96,259
Series 3031, Class BI, 6.497%, 08/15/35 (07/15/13)[1]	1,076,871	217,709
Series 3065, Class DI, 6.428%, 04/15/35 (07/15/13)[1]	960,749	207,661
Series 3114, Class GI, 6.408%, 02/15/36 (07/15/13)[1]	1,876,570	375,626
Series 3308, Class S, 7.008%, 03/15/32 (07/15/13)[1]	1,022,536	204,922
Series 3424, Class XI, 6.378%, 05/15/36 (07/15/13)[1]	1,016,993	186,612
Series 3489, Class SD, 7.608%, 06/15/32 (07/15/13)[1]	543,223	100,729
Series 3606, Class SN, 6.058%, 12/15/39 (07/15/13)[1]	1,428,813	203,624
Series 3685, Class EI, 5.000%, 03/15/19	1,870,456	134,768
Series 3731, Class IO, 5.000%, 07/15/19	869,746	65,924
Series 3882, Class AI, 5.000%, 06/15/26	389,201	33,878
Series 3995, Class KI, 3.500%, 02/15/27	1,565,161	197,386
FNMA,
Series 92, Class 2, 9.000%, 12/15/16[4]	12,912	1,449
Series 306, Class IO, 8.000%, 05/01/30[4]	123,823	23,720
Series 365, Class 4, 5.000%, 04/01/36	152,407	16,296
FNMA REMICS,
Series 2001-82, Class S, 7.637%, 05/25/28 (07/25/13)[1,4]	441,433	95,652
Series 2003-48, Class SJ, 5.807%, 06/25/18 (07/25/13)[1]	305,397	24,707
Series 2003-73, Class SM, 6.407%, 04/25/18 (07/25/13)[1]	305,075	22,299
Series 2004-49, Class SQ, 6.857%, 07/25/34 (07/25/13)[1]	348,237	66,783
Series 2004-51, Class SX, 6.927%, 07/25/34 (07/25/13)[1]	447,380	80,417
Series 2004-64, Class SW, 6.857%, 08/25/34 (07/25/13)[1]	1,576,013	281,558
Series 2004-66, Class SE, 6.307%, 09/25/34 (07/25/13)[1]	250,087	47,596
Series 2005-5, Class SD, 6.507%, 01/25/35 (07/25/13)[1]	510,942	83,218
Series 2005-12, Class SC, 6.557%, 03/25/35 (07/25/13)[1]	587,813	102,688
Series 2005-45, Class SR, 6.527%, 06/25/35 (07/25/13)[1]	1,393,368	241,452
Series 2005-65, Class KI, 6.807%, 08/25/35 (07/25/13)[1]	3,177,330	589,057

The accompanying notes are an integral part of these financial statements.

10

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.7% (continued)
FNMA REMICS,
Series 2005-66, Class GS, 6.657%, 07/25/20 (07/25/13)[1]	$281,666	$36,906
Series 2005-67, Class SM, 5.957%, 08/25/35 (07/25/13)[1]	269,739	41,537
Series 2006-3, Class SA, 5.957%, 03/25/36 (07/25/13)[1]	643,602	101,854
Series 2007-75, Class JI, 6.352%, 08/25/37 (07/25/13)[1]	233,162	33,950
Series 2007-85, Class SI, 6.267%, 09/25/37 (07/25/13)[1]	717,110	110,639
Series 2008-86, Class IO, 4.500%, 03/25/23	1,772,589	120,803
Series 2008-87, Class AS, 7.457%, 07/25/33 (07/25/13)[1]	2,106,631	340,829
Series 2010-37, Class GI, 5.000%, 04/25/25	2,230,839	134,197
Series 2010-65, Class IO, 5.000%, 09/25/20	2,384,580	209,847
Series 2010-68, Class SJ, 6.357%, 07/25/40 (07/25/13)[1]	651,331	107,908
Series 2010-105, Class IO, 5.000%, 08/25/20	880,191	85,778
Series 2010-121, Class IO, 5.000%, 10/25/25	960,097	83,541
Series 2011-69, Class AI, 5.000%, 05/25/18	3,008,149	216,317
Series 2011-88, Class WI, 3.500%, 09/25/26	1,754,663	217,796
Series 2011-124, Class IC, 3.500%, 09/25/21	3,153,340	276,636
Series 2012-126, Class SJ, 4.807%, 11/25/42 (07/25/13)[1]	6,256,231	1,043,230
GNMA,
Series 1999-40, Class TW, 6.808%, 02/17/29 (07/17/13)[1]	634,320	117,544
Series 2002-7, Class ST, 7.308%, 08/17/27 (07/17/13)[1]	551,320	114,233
Series 2010-111, Class BI, 2.000%, 09/16/13	3,144,650	9,923
Series 2010-147, Class IG, 2.000%, 11/16/13	13,986,178	87,576
Series 2011-32, Class KS, 11.715%, 06/16/34 (07/16/13)[1]	1,206,454	321,373
Series 2011-94, Class IS, 6.508%, 06/16/36 (07/16/13)[1]	834,274	180,077
Series 2011-146, Class EI, 5.000%, 11/16/41	498,411	107,072
Series 2011-157, Class SG, 6.408%, 12/20/41 (07/20/13)[1]	1,266,069	332,140
Series 2011-167, Class IO, 5.000%, 12/16/20	4,473,447	398,500
Series 2012-34, Class KS, 5.858%, 03/16/42 (07/16/13)[1]	4,051,011	946,208
Series 2012-69, Class QI, 4.000%, 03/16/41	2,197,596	408,626
Series 2012-96, Class IC, 3.000%, 08/20/27	1,373,588	181,673
Series 2012-101, Class AI, 3.500%, 08/20/27	1,335,970	223,421
Series 2012-103, Class IB, 3.500%, 04/20/40	1,532,140	255,321
Total Interest Only Strips		11,235,918

U.S. Government Obligations - 0.9%
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	3,207,724	3,821,201
Total U.S. Government and Agency Obligations (cost $319,734,360)		323,801,108

Short-Term Investments - 11.7%

U.S. Government and Agency Discount Notes - 8.5%
FHLMC, 0.02%, 07/15/13[6]	10,000,000	9,999,920
FHLMC, 0.05%, 10/15/13[6]	4,400,000	4,399,353
FHLMC, 0.11%, 02/04/14[6]	3,400,000	3,397,736
FNMA, 0.04%, 09/04/13[6]	10,000,000	9,999,280
FNMA, 0.07%, 11/01/13[6]	2,173,000	2,172,481

The accompanying notes are an integral part of these financial statements.

11

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 11.7%

U.S. Government and Agency Discount Notes - 8.5% (continued)
FNMA, 0.10%, 01/27/14[6]	$5,000,000	$4,997,085
Total U.S. Government and Agency Discount Notes		34,965,855

U.S. Treasury Bills - 0.1%
U.S. Treasury Bills, 0.05%, 10/24/13[7]	500,000	499,916

	Shares
Other Investment Companies - 3.1%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	12,705,837	12,705,837
Total Short-Term Investments (cost $48,167,663)		48,171,608

Total Investments - 100.1% (cost $410,352,666)		412,622,741

Other Assets, less Liabilities - (0.1)%		(302,137)

Net Assets - 100.0%		$412,320,604

The accompanying notes are an integral part of these financial statements.

12

Managers Intermediate Duration Government Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

Category	Managers Intermediate Duration Government Fund**
U.S. Government and Agency Obligations	127.3%
Mortgage-Backed Securities	7.5%
Other Assets and Liabilities	(34.8)%

**	As a percentage of net assets.

Rating	Managers Intermediate Duration Government Fund†
U.S. Treasury & Agency	94.4%
Aaa	2.9%
Aa	0.0%
A	0.3%
Baa	1.0%
Ba & lower	1.4%

†	As a percentage of market value of fixed income securities. Chart does not include equity securities.

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
FHLMC Gold Pool, 4.000%, TBA*	13.1%
FNMA, 3.500%, TBA	6.2
GNMA, 3.500%, TBA	5.2
FHLMC Gold Pool, 4.500%, TBA*	4.4
FHLMC Gold Pool, 5.000%, 10/01/36	2.6
FNMA, 4.000%, TBA*	2.3
FHLMC Gold Pool, 4.000%, 10/01/40	2.2
FHLMC Gold Pool, 3.500%, TBA	1.9
FHLMC Gold Pool, 3.500%, 04/01/32*	1.8
FNMA, 4.500%, 10/01/40	1.7

Top Ten as a Group	41.4%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

13

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Principal Amount	Value
Mortgage-Backed Securities - 7.5%
American Home Mortgage Assets LLC, Series 2005-1, Class 1A1, 3.036%, 11/25/35 (08/25/13)[1]	$93,988	$72,083
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 2.414%, 04/25/44 (08/25/13)[1]	141,820	128,883
Series 2004-4, Class 4A, 2.416%, 02/25/45 (07/25/13)[1]	562,868	558,636
Series 2005-1, Class 5A1, 2.414%, 06/25/45 (08/25/13)[1]	59,579	56,751
Series 2005-1, Class 6A, 2.414%, 06/25/45 (08/25/13)[1]	1,226,255	1,134,283
Bank of America Funding Corp., Series 2004-B, Class 1A2, 2.985%, 12/20/34 (08/20/13)[1]	149,583	124,423
Bank of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2006-6, Class A2, 5.309%, 10/10/45	1,166,713	1,174,647
Series 2007-3, Class A2, 5.857%, 06/10/49[3]	130,669	130,660
Bear Stearns Alt-A Trust, Series 2005-3, Class 2A3, 2.670%, 04/25/35 (08/25/13)[1]	144,621	121,115
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2005-PWR9, Class A3, 4.868%, 09/11/42	1,000,000	1,007,386
Series 2006-PW11, Class A2, 5.563%, 03/11/39[3]	62,222	62,723
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class A2, 4.639%, 05/15/43	4,263	4,286
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A4, 5.658%, 10/15/48	1,734,035	1,753,365
Countrywide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.493%, 05/25/35 (07/25/13)[1]	127,522	123,549
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-R2, Class 1AF1, 0.613%, 11/25/34 (07/25/13) (a)[1,4]	194,862	168,501
Series 2005-HYB2, Class 1A4, 3.065%, 05/20/35 (08/20/13)[1]	115,584	105,437
Series 2005-HYB8, Class 1A1, 2.650%, 12/20/35 (08/20/13)[1]	134,023	105,030
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class A3, 4.645%, 07/15/37	920,796	934,972
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A3, 4.538%, 05/10/43	90,957	91,578
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.543%, 03/25/35 (07/25/13) (a)[1,4]	229,951	195,449
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 1.880%, 05/25/34 (08/25/13)[1]	51,583	45,598
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 2.528%, 11/19/34 (08/19/13)[1]	88,327	74,705
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP1, Class A2, 4.625%, 03/15/46	23,204	23,353
Series 2006-LDP7, Class A3B, 6.056%, 04/15/45[3]	686,514	691,931
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A2, 5.103%, 11/15/30	10,355	10,407
Master Alternative Loans Trust, Series 2005-2, Class 2A1, 6.000%, 01/25/35	711,515	719,104
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 2A1, 5.980%, 08/25/35[3]	1,121,590	1,043,023
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.543%, 03/25/35 (07/25/13) (a)[1,4]	281,523	228,288
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2, 5.500%, 10/15/48	236,123	237,763
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	575,850	599,184
Total Mortgage-Backed Securities (cost $11,584,934)		11,727,113

The accompanying notes are an integral part of these financial statements.

14

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 127.3%[5]

Federal Home Loan Mortgage Corporation - 69.2%
FHLMC,
2.354%, 11/01/33 (09/15/13)[1,2]	$1,255,008	$1,336,436
2.496%, 01/01/36 (09/15/13)[1,2]	2,353,751	2,506,138
3.088%, 02/01/37 (09/15/13)[1]	73,684	78,430
FHLMC Gold Pool,
3.000%, 04/01/21 to 07/01/27	892,348	919,043
3.500%, 01/01/26 to 05/01/43	15,425,891	15,772,679
3.500%, TBA	3,000,000	3,030,000
4.000%, 05/01/24 to 09/01/42	13,794,143	14,417,790
4.000%, TBA	19,800,000	20,589,679
4.500%, 02/01/20 to 03/01/42[2]	14,699,097	15,523,895
4.500%, TBA	6,600,000	6,949,594
5.000%, 05/01/18 to 07/01/41[2]	10,927,503	11,714,140
5.500%, 11/01/17 to 01/01/40[2]	8,809,843	9,524,697
5.500%, TBA	2,400,000	2,581,875
6.000%, 09/01/17 to 01/01/24[2]	2,006,538	2,194,544
7.000%, 07/01/19	243,719	266,208
7.500%, 07/01/34[2]	1,397,464	1,657,392
Total Federal Home Loan Mortgage Corporation		109,062,540

Federal National Mortgage Association - 41.7%
FNMA,
2.066%, 06/01/34 (08/25/13)[1,2]	1,001,048	1,061,826
2.486%, 08/01/34 (08/25/13)[1]	420,344	446,087
3.500%, 10/01/26 to 04/01/43	4,918,409	5,077,688
3.500%, TBA	10,700,000	10,862,813
4.000%, 01/01/26 to 07/01/42	7,796,796	8,191,648
4.000%, TBA	3,900,000	4,105,348
4.500%, 04/01/25 to 04/01/42[2]	15,311,625	16,295,439
5.000%, 06/01/18 to 08/01/41	4,587,660	4,983,348
5.000%, TBA	2,000,000	2,150,156
5.500%, 03/01/17 to 07/01/38[2]	4,088,161	4,428,822
6.000%, 08/01/17 to 06/01/39[2]	4,273,277	4,658,001
6.500%, 11/01/28 to 07/01/32	254,107	276,862
7.000%, 11/01/22	1,087,509	1,198,691
FNMA REMICS,
Series 1994-55, Class H, 7.000%, 03/25/24[2]	1,016,118	1,136,069
Series 2005-13, Class AF, 0.593%, 03/25/35 (07/25/13)[1,2]	678,476	683,150
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.155%, 10/25/42[3]	111,866	131,432
Total Federal National Mortgage Association		65,687,380

Government National Mortgage Association - 14.1%
GNMA,
2.000%, 05/20/21 (08/20/13)[1]	22,952	23,845

The accompanying notes are an integral part of these financial statements.

15

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association - 14.1% (continued)
GNMA,
3.000%, 03/20/16 to 08/20/18 (08/20/13)[1]	$193,899	$202,897
3.500%, TBA	8,000,000	8,206,249
4.500%, 06/15/39 to 05/15/41	2,046,200	2,191,903
5.000%, 09/15/39 to 10/20/41[2]	7,819,132	8,515,885
5.500%, 10/15/39 to 11/15/39[2]	2,832,030	3,101,173
7.500%, 09/15/28 to 11/15/31	23,746	24,953
Total Government National Mortgage Association		22,266,905

Interest Only Strips - 2.3%
FHLMC,
Series 212, Class IO, 6.000%, 05/01/31[4]	266	41
Series 233, Class 5, 4.500%, 09/15/35	200,826	19,872
FHLMC REMICS,
Series 2380, Class SI, 7.708%, 06/15/31 (07/15/13)[1]	23,000	4,210
Series 2637, Class SI, 5.808%, 06/15/18 (07/15/13)[1]	184,519	14,294
Series 2877, Class GS, 6.508%, 11/15/18 (07/15/13)[1]	110,083	2,468
Series 2922, Class SE, 6.558%, 02/15/35 (07/15/13)[1]	192,956	34,228
Series 2934, Class HI, 5.000%, 02/15/20	111,774	11,672
Series 2934, Class KI, 5.000%, 02/15/20	91,394	9,426
Series 2965, Class SA, 5.875%, 05/15/32 (07/15/13)[1]	441,242	63,067
Series 2967, Class JI, 5.000%, 04/15/20	214,823	23,339
Series 2980, Class SL, 6.508%, 11/15/34 (07/15/13)[1]	254,076	47,706
Series 3031, Class BI, 6.498%, 08/15/35 (07/15/13)[1]	401,232	81,116
Series 3065, Class DI, 6.428%, 04/15/35 (07/15/13)[1]	357,966	77,373
Series 3114, Class GI, 6.408%, 02/15/36 (07/15/13)[1]	304,608	60,972
Series 3308, Class S, 7.008%, 03/15/32 (07/15/13)[1]	450,770	90,337
Series 3424, Class XI, 6.378%, 05/15/36 (07/15/13)[1]	390,429	71,641
Series 3489, Class SD, 7.608%, 06/15/32 (07/15/13)[1]	242,724	45,008
Series 3606, Class SN, 6.058%, 12/15/39 (07/15/13)[1]	536,701	76,487
Series 3685, Class EI, 5.000%, 03/15/19	837,647	60,353
Series 3731, Class IO, 5.000%, 07/15/19	383,423	29,062
Series 3882, Class AI, 5.000%, 06/15/26	486,600	42,357
Series 3995, Class KI, 3.500%, 02/15/27	2,045,102	257,912
FNMA,
Series 215, Class 2, 7.000%, 04/01/23[4]	126,126	21,175
Series 222, Class 2, 7.000%, 06/01/23[4]	12,859	2,141
Series 343, Class 2, 4.500%, 10/01/33	127,230	14,132
Series 343, Class 21, 4.000%, 09/01/18	214,094	13,927
Series 343, Class 22, 4.000%, 11/01/18	113,500	7,378
Series 351, Class 3, 5.000%, 04/01/34	162,041	24,142
Series 351, Class 4, 5.000%, 04/01/34	95,923	12,358
Series 351, Class 5, 5.000%, 04/01/34	81,035	10,440
Series 365, Class 4, 5.000%, 04/01/36	225,857	24,150

The accompanying notes are an integral part of these financial statements.

16

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.3% (continued)
FNMA REMICS,
Series 2003-73, Class SM, 6.407%, 04/25/18 (07/25/13)[1]	$233,548	$17,071
Series 2004-49, Class SQ, 6.857%, 07/25/34 to 08/25/34 (07/25/13)[1]	841,033	152,301
Series 2004-51, Class SX, 6.927%, 07/25/34 (07/25/13)[1]	251,854	45,272
Series 2005-12, Class SC, 6.557%, 03/25/35 (07/25/13)[1]	261,286	45,645
Series 2005-45, Class SR, 6.527%, 06/25/35 (07/25/13)[1]	565,492	97,992
Series 2005-65, Class KI, 6.807%, 08/25/35 (07/25/13)[1]	1,273,939	236,180
Series 2005-89, Class S, 6.507%, 10/25/35 (07/25/13)[1]	1,308,163	227,307
Series 2006-3, Class SA, 5.957%, 03/25/36 (07/25/13)[1]	278,086	44,009
Series 2007-75, Class JI, 6.352%, 08/25/37 (07/25/13)[1]	314,133	45,740
Series 2008-86, Class IO, 4.500%, 03/25/23	708,133	48,260
Series 2010-37, Class GI, 5.000%, 04/25/25	995,906	59,909
Series 2010-65, Class IO, 5.000%, 09/25/20	922,494	81,181
Series 2010-121, Class IO, 5.000%, 10/25/25	357,755	31,129
Series 2011-69, Class AI, 5.000%, 05/25/18	1,126,023	80,973
Series 2011-88, Class WI, 3.500%, 09/25/26	598,011	74,227
Series 2011-124, Class IC, 3.500%, 09/25/21	665,055	58,344
Series 2012-126, Class SJ, 4.807%, 11/25/42 (07/25/13)[1]	951,252	158,622
GNMA,
Series 1999-40, Class TW, 6.808%, 02/17/29 (07/17/13)[1]	188,853	34,996
Series 2010-111, Class BI, 2.000%, 09/16/13	1,382,146	4,361
Series 2011-32, Class KS, 11.715%, 06/16/34 (07/16/13)[1]	496,595	132,282
Series 2011-94, Class IS, 6.508%, 06/16/36 (07/16/13)[1]	371,329	80,151
Series 2011-157, Class SG, 6.408%, 12/20/41 (07/20/13)[1]	1,369,866	359,370
Series 2011-167, Class IO, 5.000%, 12/16/20	759,570	67,663
Series 2012-34, Class KS, 5.858%, 03/16/42 (07/16/13)[1]	527,519	123,214
Series 2012-69, Class QI, 4.000%, 03/16/41	415,421	77,245
Series 2012-103, Class IB, 3.500%, 04/20/40	351,952	58,650
Total Interest Only Strips		3,694,878

Total U.S. Government and Agency Obligations (cost $199,971,890)		200,711,703

Short-Term Investments - 2.7%

U.S. Government and Agency Discount Notes - 0.2%
FNMA, 0.05%, 10/01/13[6]	300,000	299,962

U.S. Treasury Bills - 0.1%
U.S. Treasury Bills, 0.05%, 10/24/13[7]	80,000	79,987

	Shares
Other Investment Companies - 2.4%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	3,855,552	3,855,552
Total Short-Term Investments (cost $4,235,410)		4,235,501

Total Investments - 137.5% (cost $215,792,234)		216,674,317

Other Assets, less Liabilities - (37.5)%		(59,040,048)

Net Assets - 100.0%		$157,634,269

The accompanying notes are an integral part of these financial statements.

17

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2013, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers Short Duration Government Fund	$410,352,666	$5,590,579	$(3,320,504)	$2,270,075
Managers Intermediate Duration Government Fund	215,792,234	3,780,971	(2,898,888)	882,083

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2013, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
Managers Intermediate Duration Government Fund	$592,238	0.4%

[1]	Floating Rate Security: The rate listed is as of June 30, 2013. Date in parentheses represents the security’s next coupon rate reset.
[2]	Some or all of these securities are segregated as collateral for delayed delivery agreements. At June 30, 2013, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
Managers Short Duration Government Fund	$43,739,155	10.6%
Managers Intermediate Duration Government Fund	31,436,763	19.9%

[3]	Variable Rate Security: The rate listed is as of June 30, 2013 and is periodically reset subject to terms and conditions set forth in the debenture.
[4]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at June 30, 2013, amounted to the following:

Fund	Value	% of Net Assets
Managers Short Duration Government Fund	$2,123,791	0.5%
Managers Intermediate Duration Government Fund	615,595	0.4%

[5]	The interest rate shown is the rate in effect at June 30, 2013.
[6]	Represents yield to maturity at June 30, 2013.
[7]	Some or all of this security is held with brokers as collateral for futures contracts. The collateral market value at June 30, 2013, amounted to the following:

Fund	Value	% of Net Assets
Managers Short Duration Government Fund	$499,916	0.1%
Managers Intermediate Duration Government Fund	79,987	0.1%

[8]	Yield shown represents the June 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

18

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2013. (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

Managers Short Duration Government
Investments in Securities
Asset-Backed Securities	—	$182,365	—	$182,365
Mortgage-Backed Securities	—	40,467,660	—	40,467,660
U.S. Government and Agency Obligations†	—	323,801,108	—	323,801,108
Short-Term Investments
U.S. Government and Agency Discount Notes	—	34,965,855	—	34,965,855
U.S. Treasury Bills	—	499,916	—	499,916
Other Investment Companies	$12,705,837	—	—	12,705,837

Total Investments in Securities	$12,705,837	$399,916,904	—	$412,622,741

TBA Sale Commitments	—	$(2,057,188)	—	$(2,057,188)

Financial Derivative Instruments-Assets††
Interest Rate Contracts	$614,814	—	—	$614,814

Financial Derivative Instruments-Liabilities††
Interest Rate Contracts	(216,662)	—	—	(216,662)

Total Financial Derivative Instruments	$398,152	—	—	$398,152

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

Managers Intermediate Duration Government Fund
Investments in Securities
Mortgage-Backed Securities	—	$11,727,113	—	$11,727,113
U.S. Government and Agency Obligations†	—	200,711,703	—	200,711,703
Short-Term Investments
U.S. Government and Agency Discount Notes	—	299,962	—	299,962
U.S. Treasury Bills	—	79,987	—	79,987
Other Investment Companies	$3,855,552	—	—	3,855,552

Total Investments in Securities	$3,855,552	$212,818,765	—	$216,674,317

TBA Sale Commitments	—	$(2,255,299)	—	$(2,255,299)

Financial Derivative Instruments-Assets††
Interest Rate Contracts	$149,006	—	—	$149,006

Financial Derivative Instruments-Liabilities††
Interest Rate Contracts	(208,225)	—	—	(208,225)

Total Financial Derivative Instruments	$(59,219)	—	—	$(59,219)

†	All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of the U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the

The accompanying notes are an integral part of these financial statements.

19

Notes to Schedules of Portfolio Investments (continued)

As of June 30, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

The following schedule is the fair value of derivative instruments at June 30, 2013:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Managers Short Duration Government Fund	Interest rate contracts	Variation margin receivable*,1	$9,336	Variation margin payable*,1	$7,588

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Managers Intermediate Duration Government Fund	Interest rate contracts	Variation margin receivable*,1	$3,820	Variation margin payable*,1	$453

*	Includes only the June 30, 2013 futures variation margin. Prior futures variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
[1]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2013, the effect of derivative instruments on the Statement of Operations for the Funds and the amount of realized gain/(loss) and unrealized gain (loss) on derivatives recognized in income were as follows:

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
Managers Short Duration Government Fund	Interest rate contracts	Net realized gain on futures contracts	$533,287	Net change in unrealized appreciation(depreciation) of futures contracts	$463,605

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Gain/(Loss)
Managers Intermediate Duration Government Fund	Interest rate contracts	Net realized loss on futures contracts	$(24,020)	Net change in unrealized appreciation(depreciation) of futures contracts	$122,580

At June 30, 2013, the Funds had the following TBA forward sale commitments:

(See Note 1(i) in the Notes to Financial Statements.)

Fund	Principal Amount	Security	Current Liability
Managers Short Duration Government Fund
	$2,000,000	FNMA, 3.000%, TBA	$(2,057,188)

Fund	Principal Amount	Security	Current Liability
Managers Intermediate Duration Government Fund
	$800,000	FNMA, 3.000%, TBA	$(822,875)
	1,350,000	GNMA, 4.500%, TBA	(1,432,424)

Total			$(2,255,299)

The accompanying notes are an integral part of these financial statements.

20

Notes to Schedules of Portfolio Investments (continued)

At June 30, 2013, the Funds had the following open futures contracts:

(See Note 7 in the Notes to Financial Statements.)

Managers Short Duration Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	35	Short	09/30/13	$5,928
3-Month Eurodollar	19	Short	09/16/13 to 03/17/14	(155,322)
5-Year Interest Rate Swap	151	Short	09/16/13	241,325
5-Year U.S. Treasury Note	39	Long	09/30/13	(61,340)
10-Year Interest Rate Swap	106	Short	09/16/13	234,277
U.S. Treasury Long Bond	30	Short	09/19/13	133,284

Total				$398,152

Managers Intermediate Duration Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
2-Year U.S. Treasury Note	5	Short	09/30/13	$847
3-Month Eurodollar	10	Short	09/16/13 to 12/16/13	(106,650)
5-Year Interest Rate Swap	23	Short	09/16/13	36,758
5-Year U.S. Treasury Note	47	Long	09/30/13	(73,922)
10-Year Interest Rate Swap	31	Short	09/16/13	111,401
10-Year U.S. Treasury Note	5	Long	09/30/13	(14,309)
U.S. Treasury Long Bond	3	Long	09/19/13	(13,344)

Total				$(59,219)

Investments Definitions and Abbreviations:

FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GMAC:	General Motors Acceptance Corp.
GNMA:	Government National Mortgage Association
GSR:	Goldman Sachs REMIC
REMICS:	Real Estate Mortgage Investment Conduits
TBA:	To Be Announced

The accompanying notes are an integral part of these financial statements.

21

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund
Assets:
Investments at value*	$412,622,741	$216,674,317
Receivable for delayed delivery instruments sold	2,067,812	29,542,641
Dividends, interest and other receivables	1,389,660	742,922
Receivable for Fund shares sold	1,328,146	252,546
Receivable for investments sold	337,214	42,109
Variation margin receivable	9,336	3,820
Receivable from affiliate	—	4,394
Prepaid expenses	32,221	18,409
Total assets	417,787,130	247,281,158

Liabilities:
Payable to custodian	13	87,357
Payable for delayed delivery investments purchased	—	86,372,714
Payable for TBA sale commitments	2,057,188	2,255,299
Payable for Fund shares repurchased	2,999,925	735,440
Variation margin payable	7,588	453
Accrued expenses:
Investment management and advisory fees	241,612	92,626
Trustees fees and expenses	4,421	1,752
Other	155,779	101,248
Total liabilities	5,466,526	89,646,889

Net Assets	$412,320,604	$157,634,269

Net Assets Represent:
Paid-in capital	$417,713,360	$158,754,920
Undistributed net investment income	37,540	28,085
Accumulated net realized loss from investments and futures contracts	(8,109,148)	(1,978,770)
Net unrealized appreciation of investments and futures contracts	2,678,852	830,034

Net Assets	$412,320,604	$157,634,269
Shares outstanding	42,980,924	14,772,188
Net asset value, offering and redemption price per share	$9.59	$10.67
* Investments at cost	$410,352,666	$215,792,234

The accompanying notes are an integral part of these financial statements.

22

Statement of Operations

For the six months ended June 30, 2013 (unaudited)

	Managers Short Duration Government Fund	Managers Intermediate Duration Government Fund
Investment Income:
Interest income	$2,971,605	$2,040,077
Dividend income	4,138	11,017
Total investment income	2,975,743	2,051,094

Expenses:
Investment management and advisory fees	1,520,496	607,694
Custodian	60,219	35,476
Extraordinary expense	58,259	22,353
Professional fees	29,533	17,875
Transfer agent	22,746	100,673
Registration fees	17,710	11,668
Reports to shareholders	11,311	14,068
Trustees fees and expenses	10,993	4,088
Miscellaneous	5,771	2,461
Total expenses before offsets	1,737,038	816,356
Expense reimbursements	—	(21,364)
Fee waivers	—	(4,906)
Net expenses	1,737,038	790,086

Net investment income	1,238,705	1,261,008

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	485,608	(755,419)
Net realized gain (loss) on futures contracts	533,287	(24,020)
Net change in unrealized appreciation (depreciation) of investments	(4,006,862)	(4,043,997)
Net change in unrealized appreciation (depreciation) of futures contracts	463,605	122,580
Net realized and unrealized loss	(2,524,362)	(4,700,856)

Net decrease in net assets resulting from operations	$(1,285,657)	$(3,439,848)

The accompanying notes are an integral part of these financial statements.

23

Statements of Changes in Net Assets

For the six months ended June 30, 2013 (unaudited) and the year ended December 31, 2012

	Managers Short Duration Government Fund		Managers Intermediate Duration Government Fund
	2013	2012	2013	2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$1,238,705	$3,253,295	$1,261,008	$3,500,598
Net realized gain (loss) on investments and futures contracts	1,018,895	(1,516,499)	(779,439)	3,016,798
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(3,543,257)	4,683,729	(3,921,417)	(612,254)
Net increase (decrease) in net assets resulting from operations	(1,285,657)	6,420,525	(3,439,848)	5,905,142

Distributions to Shareholders:
From net investment income	(1,201,165)	(3,255,617)	(1,235,035)	(3,498,486)
From net realized gain on investments	—	—	—	(4,353,483)
Total distributions to shareholders	(1,201,165)	(3,255,617)	(1,235,035)	(7,851,969)

Capital Share Transactions:
Proceeds from sale of shares	101,991,913	288,999,135	18,303,501	76,305,567
Reinvestment of dividends and distributions	1,032,529	2,828,712	1,063,255	6,862,325
Cost of shares repurchased	(154,631,689)	(221,591,585)	(42,956,095)	(73,409,869)
Net increase (decrease) from capital share transactions	(51,607,247)	70,236,262	(23,589,339)	9,758,023

Total increase (decrease) in net assets	(54,094,069)	73,401,170	(28,264,222)	7,811,196

Net Assets:
Beginning of period	466,414,673	393,013,503	185,898,491	178,087,295

End of period	$412,320,604	$466,414,673	$157,634,269	$185,898,491
End of period undistributed net investment income	$37,540	—	$28,085	$2,112

Share Transactions:
Sale of shares	10,590,621	29,967,411	1,676,792	6,814,998
Reinvested shares from dividends and distributions	107,266	293,690	98,030	620,611
Shares repurchased	(16,058,434)	(22,995,811)	(3,940,268)	(6,534,755)
Net increase (decrease) in shares	(5,360,547)	7,265,290	(2,165,446)	900,854

The accompanying notes are an integral part of these financial statements.

24

Short Duration Government Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013 (unaudited)	For the year ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.65	$9.57	$9.58	$9.56	$9.20	$9.68

Income from Investment Operations:
Net investment income	0.03 [3]	0.08 [3]	0.09	0.13	0.24	0.34
Net realized and unrealized gain (loss) on investments	(0.06)[3]	0.08 [3]	(0.01)	0.03	0.35	(0.45)
Total from investment operations	(0.03)	0.16	0.08	0.16	0.59	(0.11)

Less Distributions to Shareholders from:
Net investment income	(0.03)	(0.08)	(0.09)	(0.14)	(0.23)	(0.37)

Net Asset Value, End of Period	$9.59	$9.65	$9.57	$9.58	$9.56	$9.20
Total Return[1]	(0.35)%[9]	1.64%	0.80%	1.68%[4]	6.43%[4]	(1.19)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.79%[5,10]	0.81%[6]	0.82%	0.81%	0.84%	0.83%
Ratio of expenses to average net assets (with offsets)	0.79%[5,10]	0.81%[6]	0.82%	0.81%	0.84%	0.83%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.79%[5,10]	0.81%[6]	0.82%	0.82%	0.84%	0.84%
Ratio of net investment income to average net assets[1]	0.57%[5,10]	0.80%[6]	0.89%	1.38%	2.43%	3.88%
Portfolio turnover	6%[9]	49%	141%	116%	152%	282%
Net assets at end of period (000’s omitted)	$412,321	$466,415	$393,014	$380,926	$275,330	$243,548

25

Intermediate Duration Government Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013 (unaudited)	For the year ended December 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.98	$11.10	$11.01	$10.90	$10.17	$10.67

Income from Investment Operations:
Net investment income	0.08 [3]	0.20 [3]	0.30	0.32	0.41	0.45
Net realized and unrealized gain (loss) on investments	(0.31)[3]	0.14 [3]	0.34	0.46	0.83	(0.37)
Total from investment operations	(0.23)	0.34	0.64	0.78	1.24	0.08

Less Distributions to Shareholders from:
Net investment income	(0.08)	(0.20)	(0.30)	(0.32)	(0.41)	(0.45)
Net realized gain on investments	—	(0.26)	(0.25)	(0.35)	(0.10)	(0.13)
Total distributions to shareholders	(0.08)	(0.46)	(0.55)	(0.67)	(0.51)	(0.58)

Net Asset Value, End of Period	$10.67	$10.98	$11.10	$11.01	$10.90	$10.17
Total Return[1]	(2.12)%[9]	3.15%[4]	5.88%[4]	7.20%[4]	12.40%	0.85%
Ratio of net expenses to average net assets (with offsets/reductions)	0.90%[7,10]	0.89%[8]	0.88%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets (with offsets)	0.90%[7,10]	0.89%[8]	0.88%	0.89%	0.89%	0.89%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.93%[7,10]	0.92%[8]	0.94%	0.96%	0.98%	0.95%
Ratio of net investment income to average net assets[1]	1.45%[7,10]	1.81%[8]	2.64%	2.80%	3.84%	4.32%
Portfolio turnover	32%[9]	21%	453%	409%	370%	429%
Net assets at end of period (000’s omitted)	$157,634	$185,898	$178,087	$153,644	$155,226	$170,181

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.

[3]	Per share numbers have been calculated using average shares.
[4]	The total return is based on the Financial Statement Net Asset Values as shown.
[5]	Includes non-routine extraordinary expenses amounting to 0.013% of average net assets.
[6]	Includes non-routine extraordinary expenses amounting to 0.005% of average net assets.
[7]	Includes non-routine extraordinary expenses amounting to 0.013% of average net assets.
[8]	Includes non-routine extraordinary expenses amounting to represents 0.004% of average net assets.
[9]	Not annualized.
[10]	Annualized.

26

Notes to Financial Statements

June 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different Funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are two series of the Trust: Managers Short Duration Government Fund (“Short Duration”), and Managers Intermediate Duration Government Fund (“Intermediate Duration”), each a “Fund” and collectively the “Funds.”

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its Net Asset Value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.

27

Notes to Financial Statements (continued)

Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2013, the custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. Prior to January 1, 2013 the rate was 2% above the effective Federal Funds rate. For the six months ended June 30, 2013, the Funds did not incur overdraft fees.

The Trust has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid monthly for the Funds. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are primarily due to differing treatments for losses deferred due to wash sales, foreign currency, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns as of December 31, 2012 and all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

28

Notes to Financial Statements (continued)

f.	Capital Loss Carryovers and Deferrals

As of June 30, 2013, the following Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
Fund	Short-Term	Long-Term	December 31,
Short Duration (Pre-Enactment)	$2,331,118	—	2017

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

At June 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Short Duration – two collectively own 67%; Intermediate Duration – two collectively own 57%. Transactions by these shareholders may have a material impact on their respective Funds.

h.	Delayed Delivery Transactions and When-Issued Securities

The Funds may enter into securities transactions on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

i.	Securities Issued on a When Issued Basis

The Funds may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage backed securities it owns under delayed delivery arrangements.

Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in note 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Funds deliver securities under the commitment, the Funds realize a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Smith Breeden Associates, Inc., who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2013, the annual investment management fee rates, as a percentage of average daily net assets, were as follows:

Short Duration	0.7%
Intermediate Duration	0.7%

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended June 30, 2013, the management fee for Intermediate Duration was reduced by $4,906.

The Investment Manager has contractually agreed, through at least May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.89% of Intermediate Duration Fund’s average daily net assets.

29

Notes to Financial Statements (continued)

Intermediate Duration is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s expense cap. For the six months ended June 30, 2013, the Fund’s components of reimbursement available are detailed in the following chart:

Intermediate Duration
Reimbursement Available - 12/31/12	$235,999
Additional Reimbursements	21,364
Repayments	—
Expired Reimbursements	(65,979)

Reimbursement Available - 06/30/13	$191,384

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2013, were as follows:

	Long-Term Securities (excluding U.S. Government Obligations)
Fund	Purchases	Sales
Short Duration	$10,783,892	$18,633,854
Intermediate Duration	$99,680	$4,022,415

	U.S. Government Obligations
Fund	Purchases	Sales
Short Duration	$14,243,328	$57,456,054
Intermediate Duration	$72,019,086	$61,114,372

4.	Portfolio Securities Loaned

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For the six months ended June 30, 2013, the Funds did not loan any securities.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds have had no prior claims or losses and expect the risks of loss to be remote.

6.	Derivative Instruments

The following disclosures contain information on how and why the Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the

30

Notes to Financial Statements (continued)

realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Schedules of Portfolio Investments. For the six months ended June 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Short Duration	Intermediate Duration
Financial futures contracts:
Average number of contracts purchased	40	55
Average number of contracts sold	322	71
Average notional value of contracts purchased	$4,980,745	$6,869,104
Average notional value of contracts sold	$43,766,343	$10,385,943

7.	Futures Contracts

The Funds entered into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For OTC futures, daily variation margin is not required. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

8.	Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of the Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. CMOs may have a fixed or variable rate of interest.

9.	Dollar Roll and Reverse Dollar Roll Agreements

The Funds may enter into dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the repurchase price (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. The Funds may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security sold. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Funds are able to repurchase them. There can be no assurance that the Funds’ use of the cash that they receive from a dollar roll will provide a return that exceeds their cost.

10.	Stripped Securities

Each of the Funds invests in stripped securities (“STRIPS”), primarily interest-only strips, for their hedging characteristics. Interest-only STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive the entire principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Funds’ yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. These risks are managed by investing in a variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid than that of other mortgage-backed or asset-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

31

Notes to Financial Statements (continued)

11.	New Accounting Pronouncement

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes there to and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of ASU 2013-08 on the Funds’ financial statements and disclosures.

12.	Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

32

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

On June 20-21, 2013, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of Managers Short Duration Government Fund and Managers Intermediate Duration Government Fund (each a “Fund”) and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 20-21, 2013, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management

Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment

Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation a review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of each Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional Subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional Subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for Managers Intermediate Duration Government Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff and information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the

33

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for Managers Intermediate Duration Government Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for Managers Intermediate Duration Government Fund from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with the Subadvisor. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with a Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by the Subadvisor to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund and the Subadvisor.

34

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Managers Short Duration Government Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2013 was below, below, above and above the median performance of the Peer Group and above the performance of the Fund Benchmark, the BofA Merrill Lynch 6-Month T-Bill Index. The Board also took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Peer Group and the fact that the Fund outperformed the Fund Benchmark for all relevant time periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were both higher than the average for the Fund’s Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including the Fund’s distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

Managers Intermediate Duration Government Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2013 was below, above, above and above, respectively, the median performance of the Peer Group and above, above, above and below, respectively, the performance of the Fund Benchmark, the Citigroup Mortgage Index. The Trustees took into account management’s discussion of the Fund’s performance, including the Fund’s improved more recent performance relative to the Fund Benchmark and the fact that the Fund performed well relative to the Peer Group for the 3-year, 5-year and 10-year periods, ranking in the top quintile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were both higher than the average for the Peer Group. The Trustees took into account management’s discussion of the Fund’s expenses, including the fact that the Investment Manager has contractually agreed, through May 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees also took into account the Fund’s relatively distinctive investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 20-21, 2013, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

35

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

CenterSquare Investment Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL

SMALL CAP FUND

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management LP

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K FIXED INCOME FUND

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	September 4, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 4, 2013